Securities Act Registration No.      333-122109
                                 Investment Act Registration No.       811-07661
--------------------------------------------------------------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

                  REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                                Pre-Effective Amendment No. _
                                Post-Effective Amendment No. 6              [X]

             REGISTRATION STATEMENT UNDER THE INVESTMENT ACT OF 1940
                                Amendment No. 31                            [X]

                            ------------------------

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                                  (Registrant)

                            ------------------------

                          AMERITAS LIFE INSURANCE CORP.
                                   (Depositor)
                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                                  402-467-1122

                            ------------------------

                                 Robert G. Lange
              Vice President, General Counsel & Assistant Secretary
                          Ameritas Life Insurance Corp.
                                 5900 "O" Street
                             Lincoln, Nebraska 68510


Approximate Date of Proposed Public Offering: As soon as practicable after effective date.

          It is proposed that this filing will become effective:
               [ ] 60 days after filing pursuant to paragraph a of Rule 485
               [X] on May 1, 2009 pursuant to paragraph a of Rule 485
               [ ] on _________ pursuant to paragraph b of Rule 485
               [ ] immediately upon filing pursuant to paragraph b of Rule 485

     If appropriate, check the following box:
          [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

   TITLE OF SECURITIES BEING REGISTERED: SECURITIES OF UNIT INVESTMENT TRUST
                Ameritas Advisor Select No-Load Variable Annuity

PROSPECTUS:  May 1, 2009

                                              Ameritas Life Insurance Corp. Logo
                                                                 A UNIFI Company
Ameritas Advisor Select No Load
Variable Annuity (sm)
POLICY FORM 6151
Flexible Premium Deferred Variable Annuity Policy
                             Ameritas Life Insurance Corp. Separate Account LLVA


         This prospectus describes the Policy, especially its Separate Account. The Policy is designed to help you, the Policy Owner, invest on a tax-deferred basis and meet long-term financial goals. As an annuity, it also provides you with several ways to receive regular income from your investment. An initial minimum payment is required. Further investment is optional. If you agree to perform transfers electronically and accept other electronic and automated processing and delivery of Policy services and disclosure, as they become available, this Policy permits frequent trading subject to certain requirements; otherwise, this Policy includes usual and customary variable annuity restrictions upon frequent trading.


You may allocate all or part of your investment among variable investment options (where you have the investment risk, including possible loss of principal), with allocated indirect interests in these non-publicly traded portfolios of ProFunds - VP Series and Access One Trust - VP Series, both advised by ProFunds Advisors LLC.


        ------------------------------------------------------------------------------------------------------
        ------------------------------------------------------------------------------------------------------
        CLASSIC PROFUNDS VP           ULTRA PROFUNDS VP               SECTOR PROFUNDS VP
         ------------------------------------------------------------------------------------------------------
        Bull                          UltraBull                       Oil & Gas
         ------------------------------------------------------------------------------------------------------
        Small-Cap                     UltraMid-Cap                    Precious Metals
        ------------------------------------------------------------------------------------------------------
        NASDAQ-100                    UltraSmall-Cap                  Real Estate
        ------------------------------------------------------------------------------------------------------
        Mid-Cap Value                 UltraNASDAQ-100                 NON-EQUITY PROFUNDS VP
        ------------------------------------------------------------------------------------------------------
        Small-Cap Value               INVERSE PROFUNDS VP             U.S. Government Plus
        ------------------------------------------------------------------------------------------------------
        Europe 30                     Bear                            Rising Rates Opportunity
        ------------------------------------------------------------------------------------------------------
        Dow 30                        Short Small-Cap                 ACCESS VP HIGH YIELD FUNDSM
         ------------------------------------------------------------------------------------------------------
                                      Short NASDAQ-100                PROFUND VP MONEY MARKET
                                      ------------------------------------------------------------------------
                                      Short Dow 30
                                      ------------------------------------------------------------------------



         A Statement of Additional Information and other information about us and the Policy, with the same date as this prospectus, is on file with the Securities and Exchange Commission ("SEC") and is incorporated into this prospectus by reference. For a free copy, access it on the SEC's Web site (www.sec.gov, select "Search for Company Filings," then "Companies," then type in file number 333-122109), or write or call us. The Table of Contents for the Statement of Additional Information is on the last page of this prospectus.

Please Read this Prospectus Carefully and Keep It for Future Reference. It provides information you should consider before investing in a Policy. Prospectuses for the portfolios underlying the Subaccount variable investment options are available without charge from our Service Center.

           The SEC does not pass upon the accuracy or adequacy of this prospectus, and has not approved or disapproved the Policy. Any representation to the contrary is a criminal offense.

              NOT FDIC INSURED - MAY LOSE VALUE - NO BANK GUARANTEE

                   Ameritas Life Insurance Corp. (we, us, our)
      Ameritas Life Insurance Corp., P.O. BOX 82549, Lincoln NE 68501-2549
                       1-800-255-9678. www.advisorva.com.

Contacting Us. To answer your questions or to send additional premium, write or call us at:

                          Ameritas Life Insurance Corp.
                                 P.O. Box 82549
                              Lincoln NE 68501-2549
                                       Or
                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                            Telephone: 1-800-255-9678
                               Fax: 1-402-467-7335
                         Interfund Transfer Request
                               Fax: 1-402-467-7923
                          e-mail: direct@ameritas.com

Express mail packages should be sent to our street address, not our P.O. Box address.

The Correct Form of Written Notice "in good order" is important for us to get the information we require to accurately process your Policy elections and changes. Many forms can be found on the on-line services section of our Web site. Or, call us at our toll-free number and we'll send you the form you need and tell you the information we require.

Facsimile Written Notice. To provide you with timely service you want, we accept some Written Notice by facsimile. However, by not requiring your original signature, there is a greater risk unauthorized persons can manipulate your signature and make changes on your Policy (including withdrawals) without your knowledge. We are entitled to act upon facsimile signatures that reasonably appear to us to be genuine.

Make checks payable to:
"Ameritas Life Insurance Corp."


TABLE OF CONTENTS                                      Begin on Page

     DEFINED TERMS...............................................3
     POLICY OVERVIEW.............................................4
     CHARGES.....................................................5
     FINANCIAL INFORMATION.......................................7
         Accumulation Unit Values................................7
         Financial Statements....................................7
     CHARGES EXPLAINED...........................................7
         Mortality and Expense Risk Charge.......................7
         Transfer Fee............................................7
         Tax Charges.............................................7
         Fees Charged by the Portfolios..........................7
         Waiver of Certain Charges...............................8
     INVESTMENT OPTIONS..........................................8
         Separate Account Variable Investment Options............8
         Transfers..............................................10
         Third-Party Services...................................10
         Short-Term Trading.....................................10
     IMPORTANT POLICY PROVISIONS................................11
         Policy Application and Issuance........................11
         Your Policy Value......................................12
         Telephone Transactions.................................13
         Delay of Payments......................................13
         Beneficiary............................................13
         Minor Owner or Beneficiary.............................14
         Policy Changes.........................................14
         Policy Termination.....................................14
     POLICY DISTRIBUTIONS.......................................14
         Withdrawals............................................14
         Death Benefits.........................................15
         Annuity Income Benefits................................17
     FEDERAL INCOME TAX MATTERS.................................19
     MISCELLANEOUS..............................................21
         About Our Company......................................21
         Distribution of the Policies...........................21
         Voting Rights..........................................21
         Legal Proceedings......................................21
     APPENDIX A:  Accumulation Unit Values......................A:1
     APPENDIX B:  Tax-Qualified Plan Disclosures................B:1
         IMSA..................................................Last Page
         Thank You.  If You Have Questions,....................Last Page
         Statement of Additional Information Table of Contents.Last Page


Form 6151 NLVA                        -2-

DEFINED TERMS

Accumulation Units are an accounting unit of measure used to calculate the Policy value allocated to Subaccounts of the Separate Account. It is similar to a share of a mutual fund. The Policy describes how Accumulation Units are calculated.

Annuitant is the person on whose life annuity payments involving life contingencies are based and who receives Policy annuity payments.

Annuity Date is the date annuity income payouts are scheduled to begin. This date is identified on the Policy Specifications page of your Policy. You may change this date, as permitted by the Policy and described in this prospectus.

Business Day is each day that the New York Stock Exchange is open for trading.

Cash Surrender Value is the Policy value less any premium tax charge not previously deducted.

Owner, you, your is you -- the person(s) or legal entity who may exercise all rights and privileges under the Policy. If there are joint Owners, the signatures of both Owners are needed to exercise rights under the Policy.

Policy Year/Month/Anniversary are measured from respective anniversary dates of the date of issue of this Policy.

Subaccount is a division within the Separate Account for which Accumulation Units are separately maintained. Each Subaccount corresponds to a single underlying non-publicly traded portfolio issued through a series fund.

We, Us, Our, Ameritas, ALIC - Ameritas Life Insurance Corp.

Written Notice -- Written notice, signed by you, on a form approved by or acceptable to us, that gives us the information we require and is received at Ameritas Life Insurance Corp., P.O. BOX 82549, Lincoln NE 68501-2549 (or 5900 "O" Street, Lincoln, NE 68510), fax 1-402-467-7335. Call us if you have questions about what form or information is required.

         This prospectus may only be used to offer the Policy where the Policy may lawfully be sold. The Policy, and certain features described in this prospectus, may not be available in all states.

     If your Policy is issued as part of a qualified plan under the Internal Revenue Code, refer to any plan documents and disclosures for information about how some of the benefits and rights of the Policy may be affected.


Form 6151 NLVA                        -3-

POLICY OVERVIEW

         The following is intended as a summary. Please read each section of this prospectus for additional detail.

         The Policy 6151 Ameritas Advisor Select No Load Variable Annuity is a variable annuity savings vehicle offering a variety of investment options to help meet long-term financial goals. Its costs are discussed in this prospectus' CHARGES and CHARGES EXPLAINED sections. You have a short time period to review your Policy and cancel it. The terms of this "right to examine" period vary by state (see the cover of your Policy). You can allocate your premiums among a wide spectrum of investments and transfer money from one underlying investment portfolio to another without tax liability. In the Separate Account variable investment options, you may gain or lose money on your investment. The investment options are described on this prospectus' first page and the INVESTMENT OPTIONS section. The Policy is designed for use by market-timing organizations or other persons or entities that use programmed or frequent transfers among investment options and other lower-cost on-line and automated procedures, except as otherwise stated. More information about short-term trading is in the INVESTMENT OPTIONS - TRANSFERS section.

A significant advantage of the Policy is that it provides the ability to accumulate capital on a tax-deferred basis. The purchase of a Policy to fund a tax-qualified retirement account does not provide any additional tax deferred treatment beyond the treatment provided by the tax-qualified retirement plan itself. However, the Policy does provide benefits such as lifetime income payments, family protection through death benefits and guaranteed fees.

         The Policy is a deferred annuity: it has an accumulation (or deferral) period and an annuity income period.

         Accumulation Period. During the accumulation period, any earnings that you leave in the Policy are not taxed. During this period you can invest additional money into the Policy, transfer amounts among the investment options, and withdraw some or all of the value of your Policy. Some restrictions may apply to transfers. Withdrawals may be subject to income tax and a penalty tax.

         Annuity Income Period. The accumulation period ends and the annuity income period begins on a date you select (or the later of the fifth Policy Anniversary or the Policy Anniversary nearest the Annuitant's 85th birthday). During the annuity income period, we will make periodic payments to the Annuitant, unless you specify otherwise. You can select payments that are guaranteed to last for the Annuitant's entire life or for some other period. Some or all of each payment will be taxable.

         A feature of the Policy distinguishing it from non-annuity investments is its ability to guarantee annuity payments to you for as long as the Annuitant lives or for some other period you select. In addition, if you die before those payments begin, the Policy will pay a death benefit to your beneficiary.

         POLICY OPERATION & FEATURES

Premiums.
o    Minimum initial premium: $10,000.
o Minimum additional premium: $250, or $50 per month if through a regularly billed program.
o No additional premiums will be accepted after the earlier of the Annuity Date or the Policy Anniversary nearest your 85th birthday without our approval.

Investment Options.
o    You may transfer among investments, subject to limits.

Deductions from Assets.
(See CHARGES on next pages.)

Withdrawals.
o    There are no withdrawal charges.
o    Each withdrawal must be at least $250.

Annuity Income.
o    Several fixed annuity income options are available.

Death Benefit.
o    A death benefit is paid upon the death of the Owner.

         TAX-QUALIFIED PLANS

         The Policy can be used to fund a tax-qualified plan such as an IRA or Roth IRA (including for rollovers from tax-sheltered annuities), SEP, or SIMPLE IRA, etc. This Prospectus generally addresses the terms that affect a non-tax-qualified annuity. If your Policy funds a tax-qualified plan, read the Tax Qualified Plan Disclosures in this prospectus' Appendix B to see how they might change your Policy rights and requirements. Contact us if you have questions about the use of the Policy in these or other tax-qualified plans.

Form 6151 NLVA                        -4-

CHARGES

         BASE POLICY CHARGES

         The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Policy.

         The first table describes the fees and expenses that you will pay at the time that you buy the Policy, surrender the Policy, or transfer Policy value between investment options. State premium taxes may also be deducted.

                                                                                      ---------------- ---------------
                                                                                         Guaranteed
                                                                                          Maximum          Current
                                                                                            Fee              Fee
------------------------------------------------------------------------------------- ---------------- ---------------
 TRANSACTION FEES
------------------------------------------------------------------------------------- ---------------- ---------------
 SALES LOAD                                                                                None             None
---------------------------------- -------------------------------------------------- ---------------- ---------------
 WITHDRAWAL CHARGE                                                                         None             None
---------------------------------- -------------------------------------------------- ---------------- ---------------
 PREMIUM TAXES                     Levied by some states and municipalities. Rates       0% - 3.5%       0% - 3.5%
                (upon premium)     and timing of the tax vary and may change.
---------------------------------- -------------------------------------------------- ---------------- ---------------
 TRANSFER FEE (per transfer)       '  first 15 transfers per Policy year                   None             None
                                   '  over 15 transfers in one Policy Year,
                                       we may charge ...                                   $10              None
---------------------------------- -------------------------------------------------- ---------------- ---------------

         The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, to equal the annualized charges shown, not including Subaccount portfolio operating fees and expenses.
                                                                                      ---------------- ---------------
                                                                                         Guaranteed
                                                                                          Maximum          Current
                                                                                            Fee              Fee
------------------------------------------------------------------------------------- ---------------- ---------------
ANNUAL POLICY FEE                                                                          None             None
----------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES
      Deducted daily from assets allocated to the Separate Account to equal the annual % shown.)
------------------------------------------------------------------------------------- ---------------- ---------------
MORTALITY & EXPENSE RISK CHARGE                                                            0.90%           0.90%
------------------------------------------------------------------------------------- ---------------- ---------------

PORTFOLIO COMPANY OPERATING EXPENSES (as of December 31, 2008)

         The next table shows the minimum and maximum total operating expenses charged by the portfolio companies, before and after any contractual waivers or reductions, that you may pay periodically during the time that you own the contract. More detail concerning each portfolio company's fees and expenses is contained in the prospectus for each portfolio company.

---------------------------------------------------------------------------- -------------------- --------------------
TOTAL ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES
     Expenses that are deducted from portfolio company assets, including             Minimum           Maximum
     management fees, distribution and/or service (12b-1) fees, and other expenses
------------------------------------------------------------------------------ ------------------- ------------------

Before any Waivers and Reductions
------------------------------------------------------------------------------ ------------------- ------------------
After any Waivers and Reductions (explained in the footnotes to these tables)
---------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                                                  Acquired                              Total Expenses
o     Subaccount's underlying                                     Fund Fees        Total    Waivers      after Waivers
                                  Management   12b-1     Other       and         Portfolio    and        and Reductions,
      Portfolio Name                 Fees      Fees*     Fees     Expenses         Fees    Reductions      if any
----------------------------------------------------------------------------------------------------------------------
CLASSIC PROFUNDS VP
----------------------------------------------------------------------------------------------------------------------
Bull                                                                  -
----------------------------------------------------------------------------------------------------------------------
Small Cap                                                             -                       -
----------------------------------------------------------------------------------------------------------------------
NASDAQ-100                                                            -
----------------------------------------------------------------------------------------------------------------------
Mid-Cap Value                                                         -
----------------------------------------------------------------------------------------------------------------------
Small-Cap Value                                                       -
----------------------------------------------------------------------------------------------------------------------
Europe 30                                                             -
----------------------------------------------------------------------------------------------------------------------
Dow 30                                                                -                       -
----------------------------------------------------------------------------------------------------------------------
ULTRA PROFUNDS VP
----------------------------------------------------------------------------------------------------------------------
UltraBull                                                             -
----------------------------------------------------------------------------------------------------------------------


Form 6151 NLVA                        -5-

----------------------------------------------------------------------------------------------------------------------
                                                                  Acquired                              Total Expenses
o     Subaccount's underlying                                     Fund Fees        Total    Waivers      after Waivers
                                  Management   12b-1     Other       and         Portfolio    and        and Reductions,
      Portfolio Name                 Fees      Fees*     Fees     Expenses         Fees    Reductions      if any
----------------------------------------------------------------------------------------------------------------------
UltraMid-Cap                                                          -
----------------------------------------------------------------------------------------------------------------------
UltraSmall-Cap                                                        -
----------------------------------------------------------------------------------------------------------------------
UltraNASDAQ-100                                                       -
----------------------------------------------------------------------------------------------------------------------
INVERSE PROFUNDS VP
----------------------------------------------------------------------------------------------------------------------
Bear                                                                  -
----------------------------------------------------------------------------------------------------------------------
Short Small-Cap                                                       -
----------------------------------------------------------------------------------------------------------------------
Short NASDAQ-100                                                      -
----------------------------------------------------------------------------------------------------------------------
Short Dow 30                                                          -
----------------------------------------------------------------------------------------------------------------------
SECTOR PROFUNDS VP
----------------------------------------------------------------------------------------------------------------------
Oil & Gas                                                             -
----------------------------------------------------------------------------------------------------------------------
Precious Metals                                                       -
----------------------------------------------------------------------------------------------------------------------
Real Estate                                                           -
----------------------------------------------------------------------------------------------------------------------
NON-EQUITY PROFUNDS VP
----------------------------------------------------------------------------------------------------------------------
US Government Plus                                                    -
----------------------------------------------------------------------------------------------------------------------
Rising Rates Opportunity                                              -
----------------------------------------------------------------------------------------------------------------------
ACCESS VP HIGH YIELD FUND                                             -
----------------------------------------------------------------------------------------------------------------------
PROFUND VP MONEY MARKET                                               -
----------------------------------------------------------------------------------------------------------------------

         We provide shareholder support and marketing services for some Subaccount portfolio investment advisers in return for annual compensation of between 0.05% and 0.25% of Subaccount assets. This compensation is reflected in the Portfolio expenses shown above.

         EXAMPLES OF EXPENSES

         The Examples below are intended to help you compare the cost of investing in the Policy with the cost of investing in other variable annuity policies. These costs include Policy owner transaction expenses, contract charges, separate account annual expenses, and Subaccount underlying portfolio fees and expenses.

         The Examples assume that you invest $10,000 in the Policy for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume the underlying portfolio and Policy fees and expenses indicated. The example amounts are illustrative only, and should not be considered a representation of past or future expenses. Your actual expenses may be higher or lower than those shown in the chart.

                                -------------------------------------------------------------------------------
                                    The Policy's expenses are the same whether the Policy is surrendered, annuitized, or continues at the end of the time period shown.
 --------------------------------------------------------------------------------------------------------------
 EXAMPLE                               1 Yr                3 Yr                5 Yr               10 Yr
 --------------------------------------------------------------------------------------------------------------

 Maximum Policy Expenses (1)
 --------------------------------------------------------------------------------------------------------------
 Minimum Policy Expenses (2)
 --------------------------------------------------------------------------------------------------------------

(1) Maximum Policy Expenses. This example assumes maximum charges of 0.90% for Separate Account annual expenses plus the maximum fees and expenses before any waivers or reductions of any of the portfolio companies ( %).
(2) Minimum Policy Expenses. This example assumes current charges of 0.90% for Separate Account annual expenses plus the minimum fees and expenses after any waivers or reductions of any of the portfolio companies ( %).

Form 6151 NLVA                        -6-

FINANCIAL INFORMATION

         ACCUMULATION UNIT VALUES

         We provide Accumulation Unit value history for each of the Separate Account variable investment options in Appendix A.

         FINANCIAL STATEMENTS

         Financial statements of the Subaccounts of the Separate Account and our company are included in the Statement of Additional Information; to learn how to get a copy, see the front or back page of this prospectus.

CHARGES EXPLAINED

         The Policy has no sales load, withdrawal charges, or separate charge for administrative expenses including no Policy fee.

         MORTALITY AND EXPENSE RISK CHARGE

         We impose a daily fee to compensate us for the mortality and expense risks we have under the Policy. This fee is reflected in the Accumulation Unit values for each Subaccount.

         Our mortality risk arises from our obligation to make annuity payments and to pay death benefits prior to the Annuity Date. The mortality risk we assume is that Annuitants will live longer than we project, so our cost in making annuity payments will be higher than projected. However, an Annuitant's own longevity, or improvement in general life expectancy, will not affect the periodic annuity payments we pay under your Policy. Another mortality risk we assume is that at your death the death benefit we pay will be greater than the Policy value.

         Our expense risk is that our costs to administer your Policy will exceed the amount we collect through administrative charges.

         If the mortality and expense risk charge does not cover our costs, we bear the loss, not you. If the charge exceeds our costs, the excess is our profit.

         TRANSFER FEE

         The first 15 transfers per Policy Year from Subaccounts are free. A transfer fee may be imposed for any transfer in excess of 15 per Policy Year. The transfer fee is deducted pro rata from each Subaccount in which the Owner is invested.

         TAX CHARGES

         Some states and municipalities levy a tax on annuities, currently ranging from 0% to 3.5% of your premiums. These tax rates, and the timing of the tax, vary and may change. Presently, we deduct the charge for the tax in those states with a tax either (a) from premiums as they are received, or (b) upon applying proceeds to an annuity income option.

         No charges are currently made for taxes other than premium taxes. We reserve the right to levy charges in the future for taxes or other costs resulting from taxes that we determine are properly attributable to the Separate Account.

         FEES CHARGED BY THE PORTFOLIOS

         Each Subaccount's underlying portfolio has investment advisory fees and expenses. They are set forth in this prospectus' CHARGES section and described in more detail in each fund's prospectus. A portfolio's fees and expenses are not deducted from your Policy value. Instead, they are reflected in the daily value of portfolio shares which, in turn, will affect the daily Accumulation Unit value of the Subaccounts. These fees and expenses help to pay the portfolio's investment advisory and operating expenses.

Form 6151 NLVA                        -7-

WAIVER OF CERTAIN CHARGES

         When the Policy is sold in a manner that results in savings of sales or administrative expenses, we reserve the right to waive all or part of any fee we charge under the Policy (excluding fees charged by the portfolios). Factors we consider include one or more of the following: size and type of group to whom the Policy is issued; amount of expected premiums; relationship with us (employee of us or an affiliated company, receiving distributions or making transfers from other policies we or one of our affiliates issue or transferring amounts held under qualified retirement plans we or one of our affiliates sponsor); type and frequency of administrative and sales services provided; or level of annual maintenance fee. Any fee waiver will not be discriminatory and will be done according to our rules in effect at the time the Policy is issued. We reserve the right to change these rules. The right to waive any charges may be subject to state approval.

INVESTMENT OPTIONS

         The Policy allows you to choose from a wide array of investment options
- each chosen for its potential to meet specific investment objectives.

         You may allocate your premiums among the Separate Account variable investment options. Allocations must be in whole percentages and total 100%. The variable investment options, which invest in underlying portfolios, are listed and described below.

The value of your Policy will go up or down based on the investment performance of the variable investment options you choose. Please consider carefully, and on a continuing basis, which investment options best suit your long-term investment objectives and risk tolerance.

         SEPARATE ACCOUNT VARIABLE INVESTMENT OPTIONS

         The Separate Account provides you with variable investment options in the form of underlying portfolio investments. Each underlying portfolio is an open-end investment management company. When you allocate investments to an underlying portfolio, those investments are placed in a Subaccount of the Separate Account corresponding to that portfolio, and the Subaccount in turn invests in the portfolio. The Policy value of your Policy depends directly on the investment performance of the portfolios that you select.

         The Separate Account is registered with the SEC as a unit investment trust. However, the SEC does not supervise the management or the investment practices or policies of the Separate Account or Ameritas. The Separate Account was established as a separate investment account of Ameritas under Nebraska law on October 26, 1995. Under Nebraska law, we own the Separate Account assets, but they are held separately from our other assets and are not charged with any liability or credited with any gain of business unrelated to the Separate Account. Any and all distributions made by the underlying portfolios, with respect to the shares held by the Separate Account, will be reinvested in additional shares at net asset value. We are responsible to you for meeting the obligations of the Policy, but we do not guarantee the investment performance of any of the variable investment options' underlying portfolios. We do not make any representations about their future performance.

         The underlying portfolios in the Separate Account are NOT publicly traded mutual funds, and are NOT the same as other publicly traded mutual funds with very similar names. They are only available as separate account investment options in life insurance or variable annuity policies issued by insurance companies, or through participation in certain qualified pension or retirement plans.

         Even if the investment options and policies of some underlying portfolios available under the Policy may be very similar to the investment objectives and policies of publicly traded mutual funds that may be managed by the same investment adviser, the investment performance and results of the portfolios available under the Policy may vary significantly from the investment results of such other publicly traded mutual funds.
         You should read the prospectuses for the underlying portfolios together with this prospectus for more information.

           You bear the risk that the variable investment options you select may fail to meet their objectives, that they could
              go down in value, and that you could lose principal.

         Each Subaccount's underlying portfolio operates as a separate investment fund, and the income or losses of one generally have no effect on the investment performance of any other. Complete descriptions of each variable investment option's investment objectives and restrictions and other material information related to an investment in the variable investment option are contained in the prospectuses for each of the series funds which accompany this prospectus.


Form 6151 NLVA                        -8-

         The Separate Account Subaccount underlying portfolios listed below are designed primarily as investments for variable annuity and variable life insurance policies issued by insurance companies. They are not publicly traded mutual funds available for direct purchase by you. There is no assurance the investment objectives will be met.

              This information is just a summary for each underlying portfolio. You should read the series fund prospectus for an underlying portfolio accompanying this prospectus for more information about that portfolio, including detailed information about the portfolio's fees and expenses, investment strategy and investment objective, and potential risks such as those related to mixed and shared funding for portfolios that are also offered through variable life insurance policies and qualified pension and retirement plans. To get a copy of any portfolio prospectus, contact your representative or us as shown on the Table of Contents page or the last page of this prospectus.


--------------------------------------------------------------------------------------------------------------------
                         FUND NAME                                             INVESTMENT ADVISER
Portfolio Name                                               Portfolio Type / Summary of Investment Strategy
--------------------------------------------------------------------------------------------------------------------
                         ProFunds(R)                                           ProFunds Advisors LLC
--------------------------------------------------------------------------------------------------------------------
   Classic ProFunds VP                                       Daily, before fees and expenses, match stated index:
--------------------------------------------------------------------------------------------------------------------
Bull                                                         S&P 500 Index(R)
--------------------------------------------------------------------------------------------------------------------
Small Cap                                                    Russell 2000 Index(R)
--------------------------------------------------------------------------------------------------------------------
NASDAQ-100                                                   NASDAQ-100 Index(R)
--------------------------------------------------------------------------------------------------------------------
Mid-Cap Value                                                S&P MidCap 400/Citigroup Value Index
--------------------------------------------------------------------------------------------------------------------
Small-Cap Value                                              S&P SmallCap 600/Citigroup Value Index
--------------------------------------------------------------------------------------------------------------------
Europe 30                                                    ProFunds Europe 30 Index
--------------------------------------------------------------------------------------------------------------------
Dow 30                                                       Dow Jones Industrial Average
--------------------------------------------------------------------------------------------------------------------
   Ultra ProFunds VP                                         Daily, before fees and expenses, double stated index:
--------------------------------------------------------------------------------------------------------------------
UltraBull                                                    S&P 500 Index(R)
--------------------------------------------------------------------------------------------------------------------
UltraMid-Cap                                                 S&P MidCap 400 Index
--------------------------------------------------------------------------------------------------------------------
UltraSmall-Cap                                               Russell 2000 Index
--------------------------------------------------------------------------------------------------------------------
UltraNASDAQ-100                                              NASDAQ-100 Index(R)
--------------------------------------------------------------------------------------------------------------------
   Inverse ProFunds VP                                       Daily, before fees and expenses, match inverse of
                                                             stated index:
--------------------------------------------------------------------------------------------------------------------
Bear                                                         S&P 500 Index(R)
--------------------------------------------------------------------------------------------------------------------
Short Small-Cap                                              Russell 2000 Index
--------------------------------------------------------------------------------------------------------------------
Short NASDAQ-100                                             NASDAQ-100 Index(R)
--------------------------------------------------------------------------------------------------------------------
Short Dow 30                                                 Dow Jones Industrial Average
--------------------------------------------------------------------------------------------------------------------
   Sector ProFunds VP                                        Daily, before fees and expenses, match stated index:
--------------------------------------------------------------------------------------------------------------------
Oil & Gas                                                    Dow Jones U.S. Oil & Gas Index
--------------------------------------------------------------------------------------------------------------------
Precious Metals                                              Dow Jones Precious Metals Index
--------------------------------------------------------------------------------------------------------------------
Real Estate                                                  Dow Jones U.S. Real Estate Index
--------------------------------------------------------------------------------------------------------------------
   Non-Equity ProFunds VP                                    Daily, before fees and expenses, correspond to 125%
                                                             of bond performance.
--------------------------------------------------------------------------------------------------------------------
US Government Plus                                           Most recently issued 30-year U.S. Treasury Bond
--------------------------------------------------------------------------------------------------------------------
Rising Rates Opportunity                                     Inverse of most recently issued 30-year U.S.
                                                             Treasury Bond
--------------------------------------------------------------------------------------------------------------------
   Access VP High Yield Fund SM                              Daily investment results, before fees and expenses,
                                                             that correspond to total return of high yield market.
--------------------------------------------------------------------------------------------------------------------
   ProFund VP Money Market                                   Money market.
--------------------------------------------------------------------------------------------------------------------

"S&P 500 Index," "S&P MidCap 400 Index," and "S&P SmallCap 600 Index" are trademarks of The McGraw-Hill Companies, Incl. and Barra, Inc. and have been licensed for use by ProFunds. "Dow Jones" and the name of each Dow Jones sector index are trademarks of Dow Jones & Company, Inc. and have been licensed for use for certain purposes by ProFunds VPs. "NASDAQ-100(R) Index" is a trademark of The NASDAQ Stock Market, Inc. "Russell 2000(R) Index" is a trademark of the Frank Russell Company. The ProFunds VP portfolios and the Policy are not sponsored, endorsed, sold or promoted by these organizations and the organizations make no representations regarding the advisability of investing in ProFunds VP or purchasing the Policy.

o        Adding, Deleting, or Substituting Variable Investment Options
         We do not control the Subaccounts' underlying portfolios, so we cannot guarantee that any of the portfolios will always be available.

         We retain the right to change the investments of the Separate Account, and to eliminate the shares of any Subaccount's underlying portfolio and substitute shares of another series fund portfolio if the shares of an underlying portfolio are no longer available for investment or if, in our judgment, investment in the portfolio would be inappropriate in view of the purposes of the Separate Account. We may add new Separate Account underlying portfolios or eliminate existing underlying portfolios, when, in our sole discretion, conditions warrant a change.

Form 6151 NLVA                        -9-

In all of these situations, we will receive any necessary SEC and state approval before making any such change.

         Our Separate Account may be (i) operated as an investment management company or any other form permitted by law, (ii) deregistered with the SEC if registration is no longer required, or (iii) combined with one or more other separate accounts. To the extent permitted by law, we also may transfer assets of the Separate Account to other accounts. Where permitted by applicable law, we reserve the right to remove, combine or add Subaccounts. Subaccounts may be closed to new or subsequent premium payments, transfers or premium allocations. We will receive any necessary SEC and state approval before making any of these changes.

         We will notify you of any changes to the variable investment options.

         TRANSFERS

         Prior to the Annuity Date, you may transfer Policy value from one Subaccount to another, subject to these rules:

         Transfer Rules:
          o A transfer is considered any single request to move assets from one or more Subaccounts to one or more of the other Subaccounts.
          o We must receive notice of the transfer by either Written Notice, an authorized telephone transaction, or by Internet when available. For same day processing, transfer requests by facsimile, telephone, or Internet must be sent to us by 3:20 p.m. Eastern Time for the Access VP High Yield Fund SM and Sector ProFunds VP portfolios, and 3:45 p.m. Eastern Time for all other portfolios. Requests received later are processed on the next trading day. Fax requests must be sent to our trade desk at 402-467-7923. If requests are faxed elsewhere, we will process them as of the day they are received by our trading unit.
          o    The transferred amount must be at least $250, or the entire

               Subaccount if it is less. If the value remaining after a transfer will be less than $250 in a Subaccount, we will include that amount as part of the transfer.

          o The first 15 transfers each Policy Year are free. Thereafter, transfers may result in a $10 charge for each transfer. This fee is deducted on a pro-rata basis from balances in all Subaccounts; it is not subtracted from the amount of the transfer.
          o If the Policy value in any Subaccount falls below $250, we may transfer the remaining balance, without charge, to the ProFund
               VP Money Market Subaccount.
          o We reserve the right to limit transfers, or to modify transfer privileges, and we reserve the right to change the transfer rules at any time, subject to Policy restrictions.
          o In the event you authorize telephone or Internet transfers, we are not liable for telephone or Internet instructions that we in good faith believe you authorized. We will employ reasonable procedures to confirm that instructions are genuine.

         THIRD-PARTY SERVICES

         Where permitted and subject to our rules, we may accept your authorization to have a third party exercise transfers or investment allocations on your behalf. Third-party transfers and allocations are subject to the same rules as all other transfers and allocations. You can make this election by sending us Written Notice. Please note that any person or entity you authorize to make transfers or allocations on your behalf, including any investment advisory, asset allocation, money management or timing service, does so independently from any agency relationship they may have with us for the sale of the Policies. They are accountable to you alone for such transfers or allocations. We are not responsible for such transfers or allocations on your behalf, or recommendations to you, by such third-party services. You should be aware that fees charged by such third parties for their service are separate from and in addition to fees paid under the Policy.

         SHORT-TERM TRADING

         Unlike most variable annuity policies, the Policy can serve as a vehicle for short-term trading and includes investment options designed for use by investors and their investment advisors who use frequent trading. Subaccount underlying portfolios' prospectuses describe each portfolio's position regarding short-term trading. To engage in short-term trading, you must elect (on a form we will provide to you) to perform trades using only an electronic 'on-line' process we make available, and must consent to receive disclosures (trade confirmations, annual

Form 6151 NLVA                        -10-
statements, updated disclosure information, etc.) electronically. We reserve the right, however, to deliver documents to you on paper at any time. We may charge a fee for producing paper copies of documents at your request and which have been previously delivered to you electronically. (There is no charge for paper notices if you do not elect to do on-line trading or have not otherwise elected to receive electronic disclosure, or if you revoke in writing your on-line trading privileges or receipt of electronic disclosure.) You may also revoke your consent to further delivery of electronic documents at any time by Written Notice to us.

         If you do not elect the requirements for short-term trading outlined above, we reserve the right to reject or restrict, in our sole discretion, transfers initiated by a market timing organization or individual or other party authorized to give transfer instructions. Frequent trading, programmed transfers, or transfers that are large in relation to the total assets of a Subaccount's underlying portfolio can disrupt management of the Subaccount and underlying portfolio and raise expenses. This in turn can hurt performance of an affected Subaccount and therefore hurt your Policy's performance. We further reserve the right to impose restrictions on transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other Policy Owners. Restrictions may include changing, suspending or terminating telephone, on-line and facsimile transfer privileges. We will also enforce any Subaccount underlying portfolio manager's own restrictions imposed upon transfers considered by the manager to be disruptive. Our disruptive trading procedures may vary from Subaccount to Subaccount, and may also vary due to differences in operational systems and contract provisions. Any Subaccount restrictions will be uniformly applied.

         We will notify affected Policy Owners before we limit transfers, modify transfer procedures or refuse to complete a transfer.

IMPORTANT POLICY PROVISIONS

         Many key rights and benefits under the Policy are summarized in this prospectus. Your Policy contains the complete terms of your agreement with Ameritas. You may obtain a copy of the Policy from us. The Policy remains in force until surrendered for its Cash Surrender Value, or until all proceeds have been paid under an annuity income option or as a death benefit.


         POLICY APPLICATION AND ISSUANCE

         To purchase a Policy, you must submit an application and a minimum initial premium. A Policy usually will be issued only if you and the Annuitant are age 0 through 85, rounded to the nearest birthday. We reserve the right to reject any application or premium for any reason.

Replacing an existing annuity policy is not always your best choice. Evaluate any replacement carefully.

         If your application is in good order upon receipt, we will credit your initial premium (less premium tax, if applicable) to the Policy value in accordance with your allocation instructions within two Business Days after the later of the date we receive your application or the date we receive your premium. If the application is incomplete or otherwise not in good order, we will contact you within five Business Days to explain the delay; at that time we will refund your initial premium unless you consent to our retaining it to apply it to your Policy once all Policy issuance requirements are met.

         The Policy Date is the date two Business Days after we receive your application and initial premium. It is the date used to determine Policy Anniversaries and Policy Years. No Policy will be dated on or after the 29th day of a month. (This does not affect how premium is credited; see the paragraph above.)

o        Application in Good Order
         All application questions must be answered, but particularly note these requirements:
          o The Owner's and the Annuitant's full name, Social Security number, and date of birth must be included.
          o Your premium allocations must be completed in whole percentages, and total 100%.
          o    Initial premium must meet minimum premium requirements.
          o    Your signature must be on the application.
          o Identify the type of plan, whether it is nonqualified or, if it is qualified, state the type of qualified plan.

Form 6151 NLVA                        -11-

          o    City, state and date application was signed must be completed.
          o    If you have one, please give us your e-mail address to facilitate receiving updated Policy information by electronic delivery.
          o    There may be forms in addition to the application required by law or regulation, especially when a qualified plan or replacement is involved.

o        Premium Requirements
         Your premium checks should be made payable to "Ameritas Life Insurance Corp." We may postpone crediting any payment made by check to your Policy value until the check has been honored by your bank. Payment by certified check, banker's draft, or cashier's check will be promptly applied. Under our electronic fund transfer program, you may select a monthly payment schedule for us to automatically deduct premiums from your bank account or other sources. We must consent to any premium that would result in more than $5 million total premium held with us for the same Annuitant or Owner ($1 million for policies issued prior to June 1, 2006).

Initial Premium
o    The only premium required. All others are optional.
o Must be at least $10,000. We have the right to change these premium requirements, and to accept a smaller initial premium if payments are established as part of a regularly billed program (electronic funds transfer, payroll deduction, etc.) or as part of a tax-qualified plan.

Additional Premiums
o Must be at least $250; $50 if payments are established as electronic funds transfer. We have the right to change these premium requirements.
o Will not be accepted, without our approval, on or after the earlier of (i) the Policy Anniversary nearest your 85th birthday or (ii) the Annuity Date.

Allocating Your Premiums
         You may allocate your premiums among the variable investment options. Initial allocations in your Policy application will be used for additional premiums until you change your allocation.
     o    Allocations must be in whole percentages, and total 100%.
     o You may change your allocation by sending us Written Notice or through an authorized telephone transaction. The change will apply to premiums received on or after the date we receive your Written Notice or authorized telephone transaction.

     o All premiums will be allocated pursuant to your instructions on record with us.

o        "Right to Examine" Period Allocations
         If you are not satisfied with the Policy, you may void it by returning it to us within 10 days of receipt, or longer where required by state law. You will then receive a full refund of your Policy value; however, where required by certain states, or if your Policy was issued as an Individual Retirement Account ("IRA"), you will receive the premium paid.

         YOUR POLICY VALUE

         On your Policy's date of issue, the Policy value equals the initial premium less any charge for applicable premium taxes. On any Business Day thereafter, the Policy value equals the sum of the values in the Separate Account variable investment options. The Policy value is expected to change from day to day, reflecting the expenses and investment experience of the selected variable investment options as well as the deductions for charges under the Policy.

Form 6151 NLVA                        -12-

o        Separate Account Value
         Premiums or transfers allocated to Subaccounts are accounted for in Accumulation Units. The Policy value held in the Separate Account Subaccounts on any Business Day is determined by multiplying each Subaccount's Accumulation Unit value by the number of Subaccount units allocated to the Policy. Each Subaccount's Accumulation Unit value is calculated at the end of each Business Day as follows:
     (a) the per share net asset value of the Subaccount's underlying portfolio as of the end of the current Business Day plus any dividend or capital gain distribution declared and unpaid by the underlying portfolio during that Business Day, times the number of shares held by the Subaccount, before the purchase or redemption of any shares on that date; minus
     (b) the daily mortality and expense risk charge; and this result divided by
     (c) the total number of Accumulation Units held in the Subaccount on the Business Day before the purchase or redemption of any Accumulation Units on that day.

         When transactions are made to or from a Subaccount, the actual dollar amounts are converted to Accumulation Units. The number of Accumulation Units for a transaction is equal to the dollar amount of the transaction divided by the Accumulation Unit value on the Business Day the transaction is made.

         An investment in money market funds is neither insured nor guaranteed by the U.S. Government. There can be no assurance that the funds will be able to maintain a stable net asset value of $1.00 per share. Notwithstanding the preceding statements, Owners will be guaranteed to receive $1.00 net asset value for amounts they had invested in the money market account as of September 19, 2008, subject to the terms of the U.S. Treasury's Temporary Guarantee Program for Money Market Funds.

TELEPHONE TRANSACTIONS

Telephone Transactions Permitted
o         Transfers among investment options.
o         Change of premium allocations.

How to Authorize Telephone Transactions
o Upon your authorization on the Policy application or in Written Notice to us, you or a third person named by you may do telephone transactions on your behalf. You bear the risk of the accuracy of any designated person's instructions to us.

Telephone Transaction Rules:
o Must be received by the times listed in this prospectus' TRANSFERS section "Transfer Rules" on a day the New York Stock Exchange ("NYSE") is open; if later, the transaction will be processed the next day the NYSE is open.
o    Calls will be recorded for your protection.
o For security, you or your authorized designee must provide your Social Security number and/or other identification information.
o    May be discontinued at any time as to some or all Owners.

We are not liable for following telephone transaction instructions we reasonably believe to be genuine.

         DELAY OF PAYMENTS

         We will usually pay any amounts requested as a full surrender or partial withdrawal from the Separate Account within 7 days after we receive your Written Notice. We can postpone such payments or any transfers out of a Subaccount if: (i) the NYSE is closed for other than customary weekend and holiday closings; (ii) trading on the NYSE is restricted; (iii) an emergency exists as determined by the SEC, as a result of which it is not reasonably practical to dispose of securities, or not reasonably practical to determine the value of the net assets of the Separate Account; or (iv) the SEC permits delay for the protection of security holders. The applicable rules of the SEC will govern as to whether the conditions in (iii) or (iv) exist.

         BENEFICIARY

         You may change your beneficiary by sending Written Notice to us, unless the named beneficiary is irrevocable. Once we record and acknowledge the change, it is effective as of the date you signed the Written Notice. The change will not apply to any payments made or other action taken by us before recording. If the named beneficiary is irrevocable you may change the named beneficiary only by Written Notice signed by both you and the

Form 6151 NLVA                        -13-
beneficiary. If more than one named beneficiary is designated, and you fail to specify their interest, they will share equally.

         If there are joint Owners, the surviving joint Owner will be deemed the beneficiary, and the beneficiary named in the Policy application or subsequently changed will be deemed the contingent beneficiary. If both joint Owners die simultaneously, the death benefit will be paid to the contingent beneficiary.

         If the beneficiary is your surviving spouse, the spouse may elect either to receive the death benefit, in which case the Policy will terminate, or to continue the Policy in force with the spouse as Owner.

         If the named beneficiary dies before you, then your estate is the beneficiary until you name a new beneficiary.

         MINOR OWNER OR BENEFICIARY

         A minor may not own the Policy solely in the minor's name and cannot receive payments directly as a Policy beneficiary. Contrary to common belief, in most states parental status does not automatically give parents the power to provide an adequate release to us to make beneficiary payments to the parent for the minor's benefit. A minor can "own" a Policy through the trustee of a trust established for the minor's benefit, or through the minor's named and court appointed guardian, who owns the Policy in his or her capacity as trustee or guardian. Where a minor is a named beneficiary, we are able to pay the minor's beneficiary payments to the minor's trustee or guardian. Some states allow us to make such payments up to a limited amount directly to parents. Parents seeking to have a minor's interest made payable to them for the minor's benefit are encouraged to check with their local court to determine the process to be appointed as the minor's guardian; it is often a very simple process that can be accomplished without the assistance of an attorney. If there is no adult representative able to give us an adequate release for payment of the minor's beneficiary interest, we will retain the minor's interest on deposit until the minor attains the age of majority.

         POLICY CHANGES

         Any change to your Policy is only effective if on a form acceptable to us, and then only once it is received at our Service Office and recorded on our records. Information on how to contact us to determine what information is needed and where you can get various forms for Policy changes is shown on this Prospectus' first two pages and last page.

         POLICY TERMINATION

         We may treat any partial withdrawal that leaves a Cash Surrender Value of less than $1,000 as a complete surrender of the Policy. See this prospectus' POLICY DISTRIBUTIONS: Withdrawals section for more information.

         If you have paid no premiums during the previous 36-month period, we have the right to pay you the total value of your Policy in a lump sum and cancel the Policy if (i) the Cash Surrender Value is less than $1,000 (does not apply to IRAs), or (ii) the paid-up life-time income annuity benefit at maturity, based on an accumulation of the Policy value to maturity, would be less than $20 per month.

POLICY DISTRIBUTIONS

         There are several ways to take all or part of your investment out of your Policy, both before and after the Annuity Date. Tax penalties may apply to amounts taken out of your Policy before the Annuity Date. Your Policy also provides a death benefit that may be paid upon your death prior to the Annuity Date. All or part of a death benefit may be taxable.

         WITHDRAWALS

         You may withdraw, by Written Notice, all or part of your Policy's Cash Surrender Value prior to the Annuity Date. Following a full surrender of

Withdrawals may be subject to:
       -   Income Tax
       -   Penalty Tax

Form 6151 NLVA                        -14-
the Policy, or at any time the Policy value is zero, all your rights in the Policy end. Total surrender requires you to return your Policy to us.

         Withdrawal Rules
          o Withdrawals must be by Written Notice. A request for a systematic withdrawal plan must be on our form and must specify a date for the first payment, which must be the 1st through 28th day of the month.
          o    Minimum withdrawal is $250.
          o We may treat any partial withdrawal that leaves a Cash Surrender Value of less than $1,000 as a complete surrender of the Policy.
          o Withdrawal results in cancellation of Accumulation Units from each applicable Subaccount. If you do not specify which investment option(s) from which to take the withdrawal, it will be taken from each investment option in the proportion that the Policy value in each investment option bears to the total Policy value.
          o The amount paid to you upon total surrender of the Policy (taking any prior partial withdrawals into account) may be less than the total premiums made, because we will deduct any charges owed but not yet paid, a premium tax charge may apply to withdrawals, and because you bear the investment risk for all amounts you allocate to the Separate Account.
          o Unless you give us Written Notice not to withhold taxes from a withdrawal, we must withhold 10% of the taxable amount withdrawn to be paid as a federal tax, as well as any amounts required by state laws to be withheld for state income taxes.

         ALIC and the Separate Account may allow facsimile request forms and signatures to be used for the purpose of a "Written Notice" authorizing withdrawals from your Policy. You may complete and execute a withdrawal form and send it to our Service Center fax number, 402-467-7335. We may offer this method of withdrawal as a service to meet your needs when turnaround time is critical. However, by not requiring an original signature there is a greater possibility that unauthorized persons can manipulate your signature and make changes on your Policy (including withdrawals) without your knowledge.

o        Systematic Withdrawal Plan
         The systematic withdrawal plan allows you to automatically withdraw payments of a pre-determined dollar amount or fixed percentage of Policy value from a specified investment option monthly, quarterly, semi-annually or annually. We can support and encourage your use of electronic fund transfer of systematic withdrawal plan payments to an account of yours that you specify to us. The fixed dollar amount of systematic withdrawals may be calculated in support of Internal Revenue Service minimum distribution requirements over the lifetime of the Annuitant. No systematic withdrawal may be established after the 28th of each month. Although this plan mimics annuity payments, each distribution is a withdrawal that may be taxable and subject to the charges and expenses described above; you may wish to consult a tax advisor before requesting this plan.

         DEATH BENEFITS

o        Death Benefit Upon Owner's Death
         We will pay the death benefit after we receive Due Proof of Death of an Owner's death or as soon thereafter as we have sufficient information about the beneficiary to make the payment. Death benefits may be paid pursuant to an annuity income option to the extent allowed by applicable law and any settlement agreement in effect at your death. If the beneficiary does not make an annuity income option election within 60 days of our receipt of Due Proof of Death, we will issue a lump-sum payment to the beneficiary.

A death benefit is payable upon:
       -    Your Policy being in force;
       -    Receipt of Due Proof of Death of the first Owner to die;
       -    Election of an annuity income option; and
       - Proof that the Owner died before any annuity payments begin. "Due Proof of Death" is a certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by the attending physician, or any other proof satisfactory to us.

         Until we receive Due Proof of Death and instructions, in the proper form, from your beneficiaries, your Policy will remain allocated to the Subaccounts you chose, so the amount of the death benefit will reflect the investment performance of those subaccounts during this period. If your Policy has multiple beneficiaries, we will calculate and pay each beneficiary's share of the death benefit proceeds when we receive Due Proof of Death and instructions, in proper form, from that beneficiary. The death benefit proceeds still remaining to be paid to other beneficiaries will remain allocated to and continue to fluctuate with the investment performance of the Subaccounts you chose, until each beneficiary has provided us instructions in the proper form.

         If an Owner of the Policy is a corporation, trust or other non-individual, we treat the primary Annuitant as

Form 6151 NLVA                        -15-
an Owner for purposes of the death benefit. The "primary Annuitant" is that individual whose life affects the timing or the amount of the death benefit payout under the Policy. A change in the primary Annuitant will be treated as the death of an Owner.

         If the Annuitant is an Owner or joint Owner, the Annuitant's death is treated as the Owner's death.

         If the Annuitant is not an Owner and the Annuitant dies before the Annuity Date, the Owner may name a new Annuitant if such Owner(s) is not a corporation or other non-individual or if such Owner is the trustee of an Internal Revenue Code Section 401(a) retirement plan. If the Owner does not name a new Annuitant, the Owner will become the Annuitant.

         If your spouse is the Policy beneficiary, Annuitant, or a joint Owner, special tax rules apply. See the IRS Required Distribution Upon Death of Owner section below.

         We will deduct any applicable premium tax not previously deducted from the death benefit payable.

o        Standard Death Benefit
         Upon any Owner's death before the Annuity Date, the Policy will end, and we will pay a death benefit to your beneficiary.

         The death benefit equals the larger of:
          - your Policy value on the later of the date we receive Due Proof of Death or an annuity payout option is elected less any charge for applicable premium taxes; or
          -    adjusted guaranteed death benefit premiums.

         For policies issued on or after June 1, 2006, if death occurs after age 69, the death benefit is equal to your Policy value on the later of the date we receive Due Proof of Death or an annuity payout option is elected less any charge for applicable premium taxes.

         We define adjusted guaranteed death benefit premiums as total premiums paid into the policy less an adjustment for each withdrawal. If you have not taken any withdrawals from the policy, the adjusted guaranteed death benefit premiums is equal to the total premiums paid into the policy. To calculate the adjustment amount for the first withdrawal made under the policy, we determine the percentage by which the withdrawal reduces the policy value. For example, a $10,000 withdrawal from a policy with a $100,000 value is a 10% reduction in policy value. This percentage is calculated by dividing the amount of the withdrawal by the policy value immediately prior to taking that withdrawal. The resulting percentage is multiplied by the total premiums paid into the policy immediately prior to the withdrawal and then subtracted from the total premiums paid into the policy immediately prior to the withdrawal. The resulting amount is the adjusted guaranteed death benefit premiums.

         To arrive at the adjusted guaranteed death benefit premiums for subsequent withdrawals, we determine the percentage by which the policy value is reduced by taking the amount of the withdrawal in relation to the policy value immediately prior to taking the withdrawal. We then multiply the adjusted guaranteed death benefit premiums as determined immediately prior to the withdrawal by this percentage. We subtract that result from the adjusted guaranteed death benefit premiums determined immediately prior to the withdrawal to arrive at the subsequent guaranteed death benefit premiums.

         Upon any Owner's death on or after the Annuity Date and before all proceeds have been paid, no death benefit is payable, but any remaining proceeds will be paid to the designated annuity benefit payee based on the annuity income option in effect at the time of death.

         In most cases, when death benefit proceeds are paid in a lump sum, we will pay the death benefit proceeds by establishing an interest bearing account for the beneficiary, in the amount of the death benefit proceeds payable. The same interest rate schedule and other account terms will apply to all beneficiary accounts in place at any given time. We will send the beneficiary a checkbook within 7 days after we receive all the required documents, and the beneficiary will have immediate access to the account simply by writing a check for all or any part of the amount of the death benefit proceeds payable. The account is part of our general account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our general account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the general account.

Form 6151 NLVA                        -16-

IRS Required Distribution Upon Death of Owner
         Federal law requires that if your Policy is tax non-qualified and you die before the Annuity Date, then the entire value of your Policy must be distributed within 5 years of your death. The 5-year rule does not apply to that portion of the proceeds which (a) is for the benefit of an individual beneficiary; and (b) will be paid over the lifetime or the life expectancy of that beneficiary as long as payments begin not later than one year after the date of your death. Special rules may apply to your surviving spouse. A more detailed description of these rules and other required distribution rules applicable to tax-qualified Policies is included in Appendix B of this prospectus.

o        Tables Illustrating Benefits Upon Death
         The following tables illustrate benefits payable, if any, upon death of a party to the Policy for most, but not necessarily all, situations. The terms of any Policy rider or qualified plan funded by the Policy may change this information. Please consult your own legal and tax advisor for advice. You may contact us for more information.

                                      If death occurs before the Annuity Date:
If the deceased is...  and...             and...                    then the...
--------------------- ------------------- ------------------------- ------------------------------------------------
any Policy Owner      - - -               - - -                     Policy beneficiary receives the death benefit.
--------------------- ------------------- ------------------------- ------------------------------------------------
any Policy Owner      There is no         the beneficiary is the    surviving spouse may elect to become the
                      surviving joint     Policy Owner's            Policy Owner and continue the Policy, or may
                      Policy Owner who    surviving spouse,         have the Policy end and receive the death
                      is the deceased     unless the spouse is      benefit.
                      Owner's spouse      the surviving joint
                                          Policy Owner

--------------------- ------------------- ------------------------- ------------------------------------------------
the Annuitant         a Policy Owner is   there is no named         the Policy continues with the Policy Owner as
                      living              contingent or joint       the Policy Annuitant unless the Owner names a
                                          Annuitant                 new Annuitant.
--------------------- ------------------- ------------------------- ------------------------------------------------
the Annuitant         the Policy Owner    - - -                     the Annuitant's death is treated as a Policy
                      is a non-person                               Owner's death.
--------------------- ------------------- ------------------------- ------------------------------------------------
an Annuitant          a Policy Owner is   the contingent or joint   contingent Annuitant becomes the Annuitant,
                      living              Annuitant is living       and the Policy continues.
--------------------- ------------------- ------------------------- ------------------------------------------------

                                      If death occurs on or after the Annuity Date:
If the deceased is...  and...             then the...
--------------------- ------------------- -------------------------------------------------------------------------
--------------------- ------------------- --------------------------------------------------------------------------
any Policy Owner      There is a living   surviving Policy Owner remains as Owner for purposes of distributing any
                      joint Owner, and    remaining Policy proceeds pursuant to the annuity income option then in
                      the Annuitant is    effect.  If the annuity benefit payee was the deceased Policy Owner, the
                      living              surviving Owner receives the proceeds.  If the payee is other than the deceased Owner, proceeds continue to be paid to the payee until the payee's death, then are paid to the Policy beneficiary.
--------------------- ------------------- --------------------------------------------------------------------------
any Policy Owner      There is no         Policy beneficiary becomes the Policy Owner for purposes of distributing
                      surviving joint     any remaining Policy proceeds pursuant to the annuity income option then
                      Owner, and          in effect.  If the annuity benefit payee was the Owner, then the Policy
                      the Annuitant is    beneficiary receives the proceeds.  If the payee is other than the
                      living              Owner, proceeds continue to be paid to the payee until the payee's death, then are paid to the Policy beneficiary.
--------------------- ------------------- --------------------------------------------------------------------------
any Policy Annuitant  any Policy Owner    Policy Owner (or other named payee) receives distribution of any
                      is living           remaining Policy proceeds pursuant to the annuity income option then in effect.
--------------------- ------------------- --------------------------------------------------------------------------
the Annuitant         the Annuitant is    Policy beneficiary becomes the Policy Owner for purposes of distributing
                      also the Policy     any remaining Policy proceeds pursuant to the annuity income option then
                      Owner               in effect.  If the annuity benefit payee was the Owner, then the Policy beneficiary receives the proceeds.  If the payee is other than the
                                          Owner, proceeds continue to be paid to the payee until the payee's death, then are paid to the Policy beneficiary.
--------------------- ------------------- --------------------------------------------------------------------------

         ANNUITY INCOME BENEFITS

         A primary function of an annuity contract, like this Policy, is to provide annuity payments to the payee(s) you name. You will receive the annuity benefits unless you designate another payee(s). The level of annuity payments is determined by your Policy value, the Annuitant's sex (except where prohibited by law) and age, and the annuity income option selected. All or part of your Policy Cash Surrender Value may be placed under one or more annuity income options.

Annuity payments:
- require investments to be allocated to our general account, so are not variable.
-   may be taxable and, if premature, subject to a tax penalty.

         Annuity payments must be made to individuals receiving payments on their own behalf, unless otherwise agreed to by us. Any annuity income option is only effective once we acknowledge it. We may require initial and ongoing proof of the Owner's or Annuitant's age or survival. Unless you specify otherwise, the payee is the Owner.

Form 6151 NLVA                        -17-

         Payments under the annuity income options are fixed annuity payments based on a fixed rate of interest at or higher than the minimum effective annual rate which is guaranteed to yield 1.5% on an annual basis. We have sole discretion whether or not to pay a higher interest rate for all annuity income options. Current annuity income option amounts for all options are used if higher than the guaranteed amounts (guaranteed amounts are based upon the tables contained in the Policy). The guaranteed amounts for all annuity income options are based on the interest rate described above. Guaranteed amounts for options 4 and 5 are also based on the A2000 Valuation Mortality Table, projected 20 years. Current interest rates, and further information, may be obtained from us. The amount of each fixed annuity payment is set and begins on the Annuity Date, and does not change.

o        When Annuity Income Payments Begin
         You select the Annuity Date by completing an election form that you can request from us at any time. This date may not be any earlier than the fifth Policy Anniversary. If you do not specify a date, the Annuity Date will be the later of the Policy Anniversary nearest the Annuitant's 85th birthday or the fifth Policy Anniversary. Tax-qualified Policies may require an earlier Annuity Date. You may change this date by sending Written Notice for our receipt at least 30 days before the then current Annuity Date.

o        Selecting an Annuity Income Option
         You choose the annuity income option by completing an election form that you can request from us at any time. You may change your selection during your life by sending Written Notice for our receipt at least 30 days before the date annuity payments are scheduled to begin. If no selection is made by then, we will apply the Policy Cash Surrender Value to make annuity payments under annuity income option 4 providing lifetime income payments.

The longer the guaranteed or projected annuity income option period, the lower the amount of each annuity payment.

         If you die before the Annuity Date (and the Policy is in force), your beneficiary may elect to receive the death benefit under one of the annuity income options (unless applicable law or a settlement agreement dictate otherwise).

o        Annuity Income Options
         Once fixed annuity payments under an annuity income option begin, they cannot be changed. (We may allow the Annuitant or Beneficiary to transfer amounts applied under options 1, 2 or 3 to option 4, 5 or 6 after the Annuity Date. However, we reserve the right to discontinue this practice.) When the Owner dies, we will pay any unpaid guaranteed payments to your beneficiary. Upon the last payee's death, we will pay any unpaid guaranteed payments to that payee's estate.

         Note: Unless you elect an annuity income option with a guaranteed period or option 1, it is possible that only one annuity payment would be made under the annuity payout option if the Annuitant dies before the due date of the second annuity payment, only two annuity payments would be made if the Annuitant died before the due date of the third annuity payment, etc. This would not happen if you elect an annuity option guaranteeing either the amount or duration of payments, or just paying interest (options 1, 2, or 3).

         Part or all of any annuity payment may be taxable as ordinary income. If, at the time annuity payments begin, you have not given us Written Notice to not withhold federal income taxes, we must by law withhold such taxes from the taxable portion of each annuity payment and remit it to the Internal Revenue Service. (Withholding is mandatory for certain tax-qualified Policies.)

         We may pay your Policy proceeds to you in one sum if they are less than $1,000, or when the annuity income option chosen would result in periodic payments of less than $20. If any annuity payment would be or becomes less than $20, we also have the right to change the frequency of payments to an interval that will result in payments of at least $20. In no event will we make payments under an annuity option less frequently than annually.

         The annuity income options are:

(1) Interest Payment. While proceeds remain on deposit, we annually credit interest to the proceeds. The interest may be paid to the payee or added to the amount on deposit.

(2) Designated Amount Annuity. Proceeds are paid in monthly installments of a specified amount over at least a 5-year period until proceeds, with interest, have been fully paid.

(3) Designated Period Annuity. Proceeds are paid in monthly installments for the specified period chosen. Monthly incomes for each $1,000 of proceeds, which include interest, are illustrated by a table in the Policy.

(4) Lifetime Income Annuity. Proceeds are paid as monthly income during the Annuitant's life. Variations provide for guaranteed payments for a period of time.

(5) Joint and Last Survivor Lifetime Income Annuity. Proceeds are paid as monthly income during the joint Annuitants' lives and until the last of them dies.

(6)  Lump Sum. Proceeds are paid in one sum.



Form 6151 NLVA                        -18-

FEDERAL INCOME TAX MATTERS

         This discussion of how federal income tax laws may affect investment in your variable annuity is based on our understanding of current laws as interpreted by the Internal Revenue Service ("IRS"). It is NOT intended as tax advice. All information is subject to change without notice. We make no attempt to review any state or local laws, or to address estate or inheritance laws or other tax consequences of annuity ownership or receipt of distributions. You should consult a competent tax adviser to learn how tax laws apply to your annuity interests.

         Section 72 of the Internal Revenue Code of 1986, as amended, (the "Code") governs taxation of annuities in general and Code Section 817 provides rules regarding the tax treatment of variable annuities. Other Code sections may also impact taxation of your variable annuity investment and/or earnings.

o        Tax Deferrals During Accumulation Period
         An important feature of variable annuities is tax-deferred treatment of earnings during the accumulation phase. An individual owner is not taxed on increases in the value of a Policy until a withdrawal occurs, either in the form of a non-periodic payment or as annuity payments under the settlement option selected.

o        Taxation of Withdrawals
         Withdrawals are included in gross income to the extent of any allocable income. Any amount in excess of the investment in the Policy is allocable to income. Accordingly, withdrawals are treated as coming first from the earnings, then, only after the income portion is exhausted, as coming from principal.

         If you make a withdrawal, not only is the income portion of such a distribution subject to federal income taxation, but a 10% penalty may apply. However, the penalty does not apply to distributions:
     o    after the taxpayer reaches age 59 1/2;
     o    upon the death of the owner;
     o    if the taxpayer is defined as totally disabled;
     o as periodic withdrawals that are a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and the beneficiary;
     o    under an immediate annuity; or
     o    under certain other limited circumstances.

     o   Taxation of Annuity Payments
         Earnings from a variable annuity are taxable only upon withdrawal and are treated as ordinary income. Generally, the Code provides for the return of your investment in an annuity policy in equal tax-free amounts over the annuity payout period. Fixed annuity payment amounts may be excluded from taxable income based on the ratio of the investment in the Policy to the total expected value of annuity payments. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Policy by the total number of expected payments. The balance of each payment is taxable income. After you recover your investment in the Policy, any payment you receive is fully taxable. (If a variable payment is less than the excludable amount you should contact your tax adviser to determine how to report any investment not recovered.) The taxable portion of any annuity payment is taxed at ordinary income tax rates.

o        Taxation of Death Proceeds
         A death benefit paid under the Policy is taxable income to the beneficiary. The rules on taxation of an annuity apply. Estate taxes may also apply to your estate, even if all or a portion of the benefit is subject to federal income taxes. To be treated as an annuity, a Policy must provide that:
(1) if an annuitant dies: (a) on or after the annuity starting date, and (b) before the entire interest in the Policy is distributed, the balance will be distributed at least as rapidly as under the method being used at the date of death, and (2) if the annuitant dies before the annuity starting date, the entire interest must be distributed within five years of death. If distributed in a lump sum, the death benefit amount is taxed in the same manner as a full withdrawal. If the beneficiary is the surviving spouse of the owner it is possible to continue deferring taxes on the accrued and future income of the Policy until payments are made to the surviving spouse.


Form 6151 NLVA                        -19-

         Tax Treatment of Assignments and Transfers
         An assignment or pledge of an annuity Policy is treated as a withdrawal. Also, the Code (particularly for tax-qualified plans) and ERISA in some circumstances prohibit such transactions, subjecting them to income tax penalties and additional excise tax. Therefore, you should consult a competent tax adviser if you wish to assign or pledge your Policy.

o        Tax Treatments by Type of Owner
         A Policy held by an entity other than a natural person, such as a corporation, estate or trust, usually is not treated as an annuity for federal income tax purposes unless annuity payments start within a year. The income on such a Policy is taxable in the year received or accrued by the owner. However, this rule does not apply if the entity as owner is acting as an agent for an individual or is an estate that acquired the Policy as a result of the death of the decedent. Nor does it apply if the Policy is held by certain qualified plans, is held pursuant to a qualified funding trust (structured settlement plan), or if an employer purchased the Policy under a terminated qualified plan. You should consult your tax adviser before purchasing a Policy to be owned by a non-natural person.

o        Annuity Used to Fund Qualified Plan
         The Policy is designed for use with various qualified plans. The Policy will not provide additional tax deferral benefits if it is used to fund a tax-deferred qualified plan. However, Policy features and benefits other than tax deferral may make it an appropriate investment for a qualified plan. Tax rules for qualified plans are very complex and vary according to the type and terms of the plan, as well as individual facts and circumstances. Each purchaser should obtain advice from a competent tax advisor prior to purchasing a Policy issued under a qualified plan.

         The income on tax sheltered annuity (TSA) and individual retirement annuity (IRA) investments is tax deferred; therefore, any income on variable annuities held by such plans does not receive an additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing a variable annuity as a TSA or IRA. Tax qualified annuities may be purchased as investments for:
     o    Individual Retirement Annuities (IRAs), Code Section 408(b);
     o    Simplified Employee Pension (SEP IRA), Code Section 408(k);
     o Savings Incentive Match Plans for Employees (SIMPLE IRA), Code Section 408(p); and
     o    Roth IRAs, Code Section 408A.
The Company reserves the right to limit the availability of the Policy for use with any of the plans listed above or to modify the Policy to conform to tax requirements. Some retirement plans are subject to requirements that we have not incorporated into our administrative procedures. Unless we specifically consent, we are not bound by plan requirements to the extent that they conflict with the terms of the Policy

o        Tax Impact on Account Value
         Certain Policy credits are treated as taxable "earnings" and not "investments" for tax purposes. Taxable earnings are considered paid out first, followed by the return of your premiums (investment amounts). In addition, taxation order generally considers the last premium withdrawn first ("last-in, first-out").


Form 6151 NLVA                        -20-

MISCELLANEOUS

         ABOUT OUR COMPANY

         Ameritas Life Insurance Corp. ("Ameritas") issues the Policy described in this prospectus and is responsible for providing each Policy's insurance and annuity benefits. We are a stock life insurance company organized under the insurance laws of the State of Nebraska - Nebraska's first insurance company - in business since 1887. We are engaged in the business of issuing individual life insurance, annuities and group dental and vision insurance, retirement plans and 401(k) plans throughout the United States, except the State of New

York. We are wholly owned by Ameritas Holding Company ("AHC"), a Nebraska stock insurance holding company. AHC is wholly owned by UNIFI Mutual Holding Company ("UNIFI"), a Nebraska mutual insurance holding company. Our address is 5900 "O" Street, Lincoln, Nebraska, 68510. (See the TABLE OF CONTENTS page of this prospectus, or the cover page or last page for information on how to contact us.)

         DISTRIBUTION OF THE POLICIES

         Ameritas Investment Corp. ("AIC"), 5900 "O" Street, Lincoln, Nebraska

68510, a majority-owned subsidiary of Ameritas is the principal underwriter of the Policies. AIC enters into contracts with various broker-dealers ("Distributors") to distribute Policies. All persons selling the Policy will be registered representatives of the Distributors, and will also be licensed as insurance agents to sell variable insurance products. AIC is a federally registered broker-dealer and member of the Financial Industry Regulatory Authority ("FINRA"). There is no premium load to cover sales and distribution expenses. All compensation or expense reimbursement received by AIC for serving as principal underwriter of the Policies will be paid by us from our other assets or surplus in our general account, which may include profits derived from mortality and expense risk charges and other charges made under the Policies. Policies can also be purchased from us through salaried employees who are registered representatives of AIC and who will not receive compensation related to the purchase.

         The Policies are also sold by individuals who are registered representatives of AIC or other broker-dealers. In these situations, we may pay AIC at a rate of up to 0.05% of all premium received, and other broker-dealers at a rate of up to 0.50% of premium plus an asset based administrative compensation of 0.10% (annualized) beginning in the second Policy Year.

         VOTING RIGHTS

         As required by law, we will vote the Subaccount shares in the underlying portfolios at regular and special shareholder meetings of the series funds pursuant to instructions received from persons having voting interests in the underlying portfolios. The underlying portfolios may not hold routine annual shareholder meetings. If you send us written voting instructions, we will follow your instructions in voting the Portfolio shares attributable to your Policy. If you do not send us written instructions, we will vote the shares attributable to your Policy in the same proportions as we vote the shares for which we have received instructions from other Policy Owners. We will vote shares that we hold in the same proportions as we vote the shares for which we have received instructions from other Policy Owners. It is possible that a small number of Policy owners can determine the outcome of a voting proposal.

         LEGAL PROCEEDINGS

         As of the date of this Prospectus, there are no proceedings affecting the Separate Account, or that are material in relation to our total assets.



Form 6151 NLVA                        -21-

APPENDIX A:  Accumulation Unit Values

         The following table shows Accumulation Unit values ("AUVs") for the Subaccounts that fund obligations of Ameritas Life Insurance Corp. Separate Account LLVA (the "Registrant") under variable annuity Policies offered by this prospectus. Ameritas Advisor Select No Load Variable Annuity ("NLVA 6151") AUVs are shown as of the close of business each December 31, which marks the beginning and end of each fiscal period. The table also provides the number of Accumulation Units outstanding for each Subaccount variable investment option portfolio as of the end of the periods indicated for NLVA 6151. The financial statements for the Subaccounts of the Separate Account can be found in the Statement of Additional Information. (See the cover and back page to learn how to get a copy of the Statement of Additional Information.)

------------------------------------------------- --------- ------------------ ------------------ -------------------
                                                                                  NLVA 6151          Number (#) of
  Subaccount (date Subaccount was added to the                                    AUV ($) at       Accumulation Units
                    Policy)                                   Value ($) at        End of Year       At End of Year
                                                    Year        Inception        (December 31)      (December 31)
------------------------------------------------- --------- ------------------ ------------------ -------------------
CLASSIC PROFUNDS VP
------------------------------------------------- --------- ------------------ ------------------ -------------------
Bull  (4-13-2005)                                   2005                26.72             28.221              19,017
                                                    2006                                  31.789              45,737
                                                    2007                                  32.622              21,372
                                                    2008                                  20.152              58,506
------------------------------------------------- --------- ------------------ ------------------ -------------------
Small-Cap  (4-13-2005)                              2005                33.09             36.779              11,363
                                                    2006                                  41.829               8,293
                                                    2007                                  40.533                 264
                                                    2008                                  25.944                 349
------------------------------------------------- --------- ------------------ ------------------ -------------------
NASDAQ-100  (4-13-2005)                             2005                14.78             14.984              40,009
                                                    2006                                  15.662              61,857
                                                    2007                                  18.256              15,006
                                                    2008                                  10.407                 140
------------------------------------------------- --------- ------------------ ------------------ -------------------
Mid-Cap Value  (4-13-2005)                          2005                33.88             34.645              14,013
                                                    2006                                  38.559               6,505
                                                    2007                                  38.583                 866
                                                    2008                                  24.358               2,648
------------------------------------------------- --------- ------------------ ------------------ -------------------
Small-Cap Value  (4-13-2005)                        2005                31.93             32.800              13,386
                                                    2006                                  38.173               2,435
                                                    2007                                  35.098                 886
                                                    2008                                  24.110                 723
------------------------------------------------- --------- ------------------ ------------------ -------------------
Europe 30  (4-13-2005)                              2005                27.52             27.896                 207
                                                    2006                                  32.488              30,515
                                                    2007                                  36.890              33,583
                                                    2008                                  20.471               1,345
------------------------------------------------- --------- ------------------ ------------------ -------------------
Dow 30  (5-1-2006)                                  2006                30.00             34.158              20,527
                                                    2007                                  38.231               7,922
                                                    2008                                  23.811               1,765
---------------------------------------------------------------------------------------------------------------------
ULTRA PROFUNDS VP
------------------------------------------------- --------- ------------------ ------------------ -------------------
UltraBull  (4-13-2005)                              2005                21.27             20.619                  98
                                                    2006                                  25.147               5,976
                                                    2007                                  25.134              71,811
                                                    2008                                   8.121              11,026
------------------------------------------------- --------- ------------------ ------------------ -------------------
UltraMid-Cap  (4-13-2005)                           2005                33.39             37.858                 154
                                                    2006                                  41.512                  44
                                                    2007                                  43.596                 141
                                                    2008                                  14.053               1,689
------------------------------------------------- --------- ------------------ ------------------ -------------------
UltraSmall-Cap  (4-13-2005)                         2005                25.88             30.635                 658
                                                    2006                                  38.256               1,278
                                                    2007                                  32.917               7,657
                                                    2008                                  11.031               8,165
------------------------------------------------- --------- ------------------ ------------------ -------------------
UltraNASDAQ-100  (4-13-2005)                        2005                 2.46              2.956             110,287
                                                    2006                                  43.695               2,034
                                                    2007                                  55.637              13,543
                                                    2008                                   7.289              25,438
------------------------------------------------- --------- ------------------ ------------------ -------------------

Form 6151 NLVA                       -A:1-              Accumulation Unit Values


------------------------------------------------- --------- ------------------ ------------------ -------------------
                                                                                   NLVA 6151         Number (#) of
  Subaccount (date Subaccount was added to the                                     AUV ($) at     Accumulation Units
                    Policy)                                   Value ($) at        End of Year       At End of Year
                                                    Year        Inception        (December 31)      (December 31)
---------------------------------------------------------------------------------------------------------------------
INVERSE PROFUNDS VP
------------------------------------------------- --------- ------------------ ------------------ -------------------
Bear  (4-13-2005)                                   2005                29.55             28.103              59,086
                                                    2006                                  25.771               5,920
                                                    2007                                  25.840                 820
                                                    2008                                  34.416               2,889
------------------------------------------------- --------- ------------------ ------------------ -------------------
Short Small-Cap  (4-13-2005)                        2005                18.40             16.620                   0
                                                    2006                                  14.566               5,273
                                                    2007                                  15.185              20,065
                                                    2008                                  17.720                   0
------------------------------------------------- --------- ------------------ ------------------ -------------------
Short NASDAQ-100  (4-13-2005)                       2005                20.44             18.481              17,318
                                                    2006                                  18.066               7,955
                                                    2007                                  16.022              10,417
                                                    2008                                  23.526              20,272
------------------------------------------------- --------- ------------------ ------------------ -------------------
Short Dow 30  (5-1-2006)                            2006                30.00             28.064                 219
                                                    2007                                  27.357                  93
                                                    2008                                  31.840                   0
------------------------------------------------- --------- ------------------ ------------------ -------------------
SECTOR PROFUNDS VP
------------------------------------------------- --------- ------------------ ------------------ -------------------
Oil & Gas  (4-13-2005)                              2005                41.54             47.888                 646
                                                    2006                                  57.251               7,065
                                                    2007                                  75.162               5,476
                                                    2008                                  46.965               5,038
------------------------------------------------- --------- ------------------ ------------------ -------------------
Precious Metals  (4-13-2005)                        2005                29.62             41.116                 695
                                                    2006                                  43.749              10,039
                                                    2007                                  53.094              30,790
                                                    2008                                  36.433              13,938
------------------------------------------------- --------- ------------------ ------------------ -------------------
Real Estate  (4-13-2005)                            2005                46.95             53.379                  31
                                                    2006                                  70.088               5,846
                                                    2007                                  55.835               3,043
                                                    2008                                  32.505                 236
---------------------------------------------------------------------------------------------------------------------
NON-EQUITY PROFUNDS VP
------------------------------------------------- --------- ------------------ ------------------ -------------------
U.S. Government Plus  (4-13-2005)                   2005                31.64             32.744               8,112
                                                    2006                                  30.977               4,786
                                                    2007                                  33.803              28,719
                                                    2008                                  50.160                 933
------------------------------------------------- --------- ------------------ ------------------ -------------------
Rising Rates Opportunity  (4-13-2005)               2005                19.99             19.097             113,830
                                                    2006                                  20.848               8,742
                                                    2007                                  18.479                 965
                                                    2008                                  10.870                   0
---------------------------------------------------------------------------------------------------------------------
ACCESS VP HIGH YIELD FUNDSM
------------------------------------------------- --------- ------------------ ------------------ -------------------
Access VP High Yield FundSM  (5-02-2005)            2005                30.00             30.940                   0
                                                    2006                                  31.743               1,284
                                                    2007                                  28.916                 851
                                                    2008                                  27.046                 783
---------------------------------------------------------------------------------------------------------------------
PROFUND VP MONEY MARKET
------------------------------------------------- --------- ------------------ ------------------ -------------------
Profound VP Money Market  (4-13-2005)               2005                 1.00              1.007           4,935,612
                                                    2006                                   1.036          15,408,022
                                                    2007                                   1.065          10,708,522
                                                    2008                                   1.064           9,449,745
------------------------------------------------- --------- ------------------ ------------------ -------------------

Form 6151 NLVA                       -A:2-              Accumulation Unit Values

APPENDIX B:  Tax-Qualified Plan Disclosures

-------------------------------------------- -----------------------------------
DISCLOSURE SUMMARY                           For annuity policies issued as a:

                                                 |   Regular IRA

AMERITAS LIFE INSURANCE CORP.                    |   SEP IRA
                                                 |   SIMPLE IRA
                                                 |   Roth IRA
-------------------------------------------- -----------------------------------

The Internal Revenue Service (IRS) requires us to provide you this disclosure statement. This Disclosure Statement explains the rules governing your Individual Retirement Account (IRA). The disclosure reflects our current understanding of the law, but for personal tax advice you should consult a lawyer or other licensed tax expert to learn how the applicable tax laws apply to your situation. This Disclosure Summary is NOT intended as, nor does it constitute, legal or tax advice. For further information about IRAs, contact any district office of the IRS, or consult IRS Publication 590: Individual Retirement Arrangements.

If you have any questions about your Policy, please contact us at the address and telephone number shown below.

YOUR RIGHT TO CANCEL

You may cancel your IRA within seven days after the date you receive this disclosure statement. To revoke your plan and receive a refund for the amount paid for your IRA, you must send a signed and dated Written Notice to cancel your Policy no later than the seventh day after issuance to us at: Ameritas Life Insurance Corp., P.O. BOX 82549, Lincoln NE 68501-2549, Telephone
1-800-255-9678.

Your revocation will be effective on the date of the postmark (or certification or registration, if applicable), if sent by United States mail, properly addressed and by first class postage prepaid. After seven days following receipt of this Disclosure Statement, you cannot cancel.

PROVISIONS OF IRA LAW

This disclosure is applicable when our variable annuity policy is used for a Regular IRA, Spousal IRA, Rollover IRA, or a Roth IRA. Additionally, this disclosure provides basic information for when our variable annuity policy is used for a Simplified Employee Pension (SEP)-IRA, or Savings Incentive Match Plan for Employees (SIMPLE)-IRA. A separate policy must be purchased for each individual under each arrangement/plan. While Internal Revenue Code ("IRC") provisions for IRAs are similar for all such arrangements/plans, certain differences are set forth below.

REGULAR IRA

Eligibility
You are eligible to establish a Regular IRA if you are younger than age 70
1/2 and if, at any time during the year, you receive compensation or earned income that is includible in your gross income. Your spouse may also establish a "spousal IRA" that you may contribute to out of your compensation or earned income for any year before the year in which your spouse reaches age 70 1/2. To contribute to a spousal IRA, you and your spouse must file a joint tax return for the taxable year.

Additionally, regardless of your age, you may transfer funds from another IRA or certain qualified plans to a "Rollover IRA", which is described below.

Annual Contribution Limits
You may make annual contributions to a Regular IRA of up to the Annual Contribution Limit ($4,000 for 2005 through 2007, and $5,000 in 2008 and 2009), or 100% of your earned income (compensation), whichever is less. If you are age 50 or older, the Annual Contribution Limits are increased by $1,000, so long as your earned income (compensation) is greater than the Annual Contribution
Limit. Beginning after 2009, the Annual Contribution Limits will be increased by the IRS to reflect inflation.

If you and your spouse both work and have compensation that is includible in your gross income, each of you can annually contribute to a separate Regular IRA up to the lesser of the Annual Contribution Limit or 100% of your compensation or earned income. However, if one spouse earns less than the Annual Contribution limit, but both spouses together earn at least twice the Annual Contribution Limit, it may be advantageous to use the spousal IRA. The total contributions to both IRAs may not exceed the lesser of twice the Annual Contribution Limit or 100% of you and your spouse's combined compensation or earned income.

The combined limit on contributions to both Regular and Roth IRAs for a single calendar year for you may not exceed the Annual Contribution Limit (or twice the Annual Contribution Limit for a couple filing jointly).

Distributions from another IRA or certain other qualified plans may be "rolled over" into a Regular IRA and such rollover contributions are not limited by this annual maximum.

Ameritas Life Insurance Corp.        -B:1-         Tax-Qualified Plan Disclosure

Contributions must be made by the due date, not including extensions, for filing your tax return. A contribution made between January 1 and the filing due date for your return must be submitted with written direction that it is being made for the prior tax year or it will be treated as made for the current tax year.

The amount of permissible contributions may or may not be tax-deductible depending on whether you are an active participant in an employer sponsored retirement plan and whether your adjusted gross income ("AGI") is above the phase-out level.

Deductibility of Contributions
Contributions made for the tax year are fully deductible if neither you nor your spouse (if married) is an active participant in an employer-sponsored retirement plan (including qualified pension, profit sharing, stock bonus, 401(k), or 403(b) plans, SEP plans, SIMPLE IRA, SIMPLE 401(k) plans, and certain governmental plans for any part of such year.

If you are an active participant in an employer sponsored retirement plan you may make deductible contributions if your Adjusted Gross Income (AGI) is below a threshold level of income. For single taxpayers and married taxpayers (who are filing jointly and are both active participants) the available deduction is reduced proportionately over a phaseout range. If you are married and an active participant in an employer retirement plan, but file a separate tax return from your spouse, your deduction is phased out between $0 and $10,000 of AGI.

Active participants with income above the phaseout range are not entitled to an IRA deduction. The phaseout limits are scheduled to increase as follows:
     Married Filing Jointly     Single/Head of Household
-----------------------------   ------------------------
Year          AGI                     AGI
----
2005     $70,000 - $  80,000     $50,000 - $60,000
2006     $75,000 - $  85,000     $50,000 - $60,000
2007     $80,000 - $ 100,000     $50,000 - $60,000
2008     $85,000 - $ 105,000     $53,000 - $63,000
2009     $89,000 - $ 109,000     $55,000 - $65,000

If you are not an active participant in an employer sponsored plan, but your spouse is an active participant, you may take a full deduction for your IRA contribution (other than to a Roth IRA) if your AGI is below $166,000; if you are not an active participant but your spouse is, the maximum deductible contribution for you is phased out at AGIs between $166,000 and $176,000.

Even if you will not be able to deduct the full amount of your Regular IRA contribution, you can still contribute up to the Annual Contribution Limit with all or part of the contribution being non-deductible. The combined total must not exceed your Annual Contribution Limit. Any earnings on all your Regular
IRA contributions accumulate tax-free until you withdraw them.

Excess Contributions
If you contribute in excess of the maximum contribution limit allowed in any year, the excess contribution could be subject to a 6% excise tax. The excess is taxed in the year the excess contribution is made and each year that the excess remains in your Regular IRA.

If you should contribute more than the maximum amount allowed, you can eliminate the excess contribution as follows:

     You may withdraw the excess contribution and net earnings attributable to it before the due date for filing your federal income tax in the year the excess contribution was made. Any earnings so distributed will be taxable in the year for which the contribution was made.

     If you elect not to withdraw an excess contribution, you may apply the excess against the contribution limits in a later year. This is allowed to the extent you under-contribute in the later year. The 6% excise tax will be imposed in the year you make the excess contribution and each subsequent year, until eliminated. To the extent an excess contribution is absorbed in a subsequent year by contributing less than the maximum deduction allowable for that year, the amount absorbed will be deductible in the year applied (provided you are eligible to take a deduction).

Distributions From Your Regular IRA During Your Life
You may take distributions from your Regular IRA at any time. However, there is a 10% premature distribution tax on the amount includible in your gross income distributed prior to you attaining age 59 1/2, unless: (1) the distributions made to a beneficiary on or after the owner's death; (2) distribution is made because of your permanent disability; (3) the distribution is part of a series of substantially equal periodic payments (made at least annually) that do not exceed the life expectancy of you and your designated beneficiary; (4) the distribution is made for medical expenses which exceed 7.5% of your adjusted gross income; (5) the distribution is made to purchase health insurance for the individual and/or his or her spouse and dependents if he or she: (a) has received unemployment compensation for 12 consecutive weeks or more; (b) the distributions are made during the tax year that the unemployment compensation is paid or the following tax year; and (c) the individual has not been re-employed for 60 days or more; (6) the distribution is made for certain qualified higher education expenses of the taxpayer, the taxpayer's spouse, or any child or grandchild of the taxpayer or the taxpayer's spouse; (7) the distribution is made for the qualified first-time home buyer expenses (up to a lifetime maximum of $10,000) incurred by you or your spouse or a child, grandchild, parent or grandparent of you or your spouse; or (8) distributions to satisfy a levy issued by the IRS. Generally, the part of a distribution attributable to non-deductible contributions is not includable in income and is not subject to the 10% penalty.

When you reach age 70 1/2 you must elect to receive Required Minimum Distributions (RMD) no later than April 1 following the year in which you reach age 70 1/2 whether or not you have retired (Required Distribution Date). There is a minimum amount which you must withdraw by the Required Distribution Date and by each December 31 thereafter. We can provide the RMD amount for you, if you request us to make the calculation. Your own tax or financial advisor may calculate the amount of your minimum distribution each year to make sure this requirement is met, coordinating it with other IRA's you may own. Failure to take the Required Minimum Distribution could result in an additional tax of 50% of the

Ameritas Life Insurance Corp.        -B:2-         Tax-Qualified Plan Disclosure
amount not taken.*

Distributions From Your Regular IRA After Your Death
If you die before all the funds in your Regular IRA have been distributed, the remaining funds will be distributed to your designated beneficiary as required below and as selected by such beneficiary.

If you die before the Required Distribution Date, your designated beneficiary must withdraw the funds remaining as follows: 1) distributed no later than December 31 of the calendar year in which the fifth anniversary of your death occurs; or 2) distributed over the life or life expectancy of the named beneficiary and must begin on or before December 31 of the calendar year following the year of your death. However, if the named beneficiary is your spouse; payments may begin before December 31 of the calendar year in which you would have reached age 70 1/2. If you did not designate a proper beneficiary, the funds remaining shall be distributed within five years after your death.

If you die after the Required Beginning Date, your designated beneficiary must select to have the remaining amount of your Regular IRA distributed over the longer of 1) the beneficiary's life expectancy or 2) your remaining life expectancy beginning no later than December 31 of the calendar year following the year of your death. If you do not designate a proper beneficiary, your interest is distributed over your remaining life expectancy.*

Your surviving spouse, if the sole beneficiary, may elect to treat your Regular IRA as his or her own Regular IRA.*

Tax Consequences
Amounts paid to you or your beneficiary from your Regular IRA are taxable as ordinary income, except that you recover your nondeductible Regular IRA contributions tax-free. If a minimum distribution is not made from your IRA for a tax year in which it is required, the excess of the amount that should have been distributed over the amount that was actually distributed is subject to an excise tax of 50%.

Tax-Free Rollovers
Under certain circumstances, you, your spouse, or your former spouse (pursuant to a qualified domestic relations order) may roll over all or a portion of your distribution from another Regular IRA, a 401(a) qualified retirement plan, 401(k) plan, 403(b) plan, governmental 457 plan, SEP plan or SIMPLE plan into a Regular IRA. Such an event is called a Rollover and is a method for accomplishing continued tax deferral on otherwise taxable distributions from said plans. Rollover contributions are not subject to the contribution limits on Regular IRA contributions, but also are not tax deductible.

There are two ways to make a Rollover to your IRA:
1. Participant Rollovers are accomplished by contributing part or all of the eligible Rollover distribution (which includes amounts withheld for federal income tax purposes) to your new IRA within 60 days following receipt of the distribution. Participant Rollover amounts are subject to a mandatory 20% federal income tax withholding. Regular IRA to Regular IRA Rollovers are limited to one per distributing plan per 12 month period. However, you may transfer Regular IRA assets to another Regular IRA (where you do not directly receive a distribution) and such transfers are not subject to this limitation. Distributions from a SIMPLE IRA may not be rolled over or transferred to an IRA (which isn't a SIMPLE IRA) during the 2-year period following the date you first participate in any SIMPLE Plan maintained by your employer.
2. Direct Rollovers are made by instructing the plan trustee, custodian, or issuer to pay the eligible portion of your distribution directly to the trustee, custodian or issuer of the receiving IRA. Direct Rollover amounts are not subject to mandatory federal income tax withholding.

Certain distributions are not considered to be eligible for Rollover and include:
a. distributions which are part of a series of substantially equal periodic payments (made at least annually) for 10 years or more;
b. required minimum distributions made during or after the year you reach age 70 1/2;
c.   any hardship distributions made under the terms of the plan; and
d. amounts in excess of the cash (except for certain loan offset amounts) or in excess of the proceeds from the sale of property distributed.

Under certain circumstances, you may roll over all or a portion of your eligible distribution from your Regular IRA to a 401(a) qualified retirement plan, 401(k) plan, 403(b) plan, or governmental 457 (No Regular IRA Rollovers to Simple IRAs are allowed). However, you may not roll after-tax contributions from your Regular IRA to a 401(a), 401(k) plan, 403(b) plan, or governmental 457 plan.

For rules applicable to rollovers or transfers to Roth IRAs, see the paragraphs on Roth IRA, next page.

*Note: Required minimum distributions ("RMD") from IRAs are waived for the calendar year 2009 because of tax law changes signed into law December 23, 2008 (the Workers, Retiree and Employer Recovery Act of 2008). See IRS Notice 2009-9 or your tax advisor for more information.

Ameritas Life Insurance Corp.        -B:3-         Tax-Qualified Plan Disclosure

SEP IRA

A SEP Plan allows self-employed people and small business owners to establish SEP IRAs for the business owner and eligible employees, if any. SEP IRAs have specific eligibility and contribution limits (as described in IRS Form 5305-SEP); otherwise SEP IRAs follow the same rules as Regular IRAs.**

SIMPLE IRA

SIMPLE IRAs operate in connection with a SIMPLE Plan maintained by an eligible employer. Each participating employee has a SIMPLE IRA to receive contributions under the plan. SIMPLE IRAs have specific eligibility, contribution, and tax-withdrawal penalties (as described in IRS Form 5304-SIMPLE); otherwise, SIMPLE IRAs follow the same rules as Regular IRAs.**

ROTH IRA

Eligibility
You are eligible to make annual contributions to a Roth IRA if you receive compensation from employment, earnings from self-employment, or alimony, and your (and your spouse's) AGI is within the limits described below. Also, you may contribute to a different Roth IRA, established by your spouse (spousal Roth
IRA), out of your compensation or earned income for any year. Unlike Regular IRAs, if eligible, you may contribute to a Roth IRA even after age 70 1/2.

Limit on Annual Contributions
You can make annual contributions to a Roth IRA of up to the Annual Contribution Limit or 100% of your compensation or earned income, whichever is less, subject to the limitations below. The Annual Contribution Limit is $4,000 for 2005 through 2007, and $5,000 thereafter. If you are age 50 or older, the Annual Contribution Limits are increased by $1,000 per year, so long as your earned income or compensation is greater than the Annual Contribution Limit. Beginning after 2009, the Annual Contribution Limits will be increased by the IRS to reflect inflation.

If each spouse earns at least the Annual Contribution Limit, each of you may make the maximum contribution to your Roth IRA respectfully, subject to the limitations discussed below. However, if one spouse earns less than the Annual Contribution limit, but both spouses together earn at least twice the Annual Contribution Limit, it may be advantageous to use the spousal Roth IRA. The total contributions to both Roth IRAs may not exceed the lesser of twice the Annual Contribution Limit or 100% of you and your spouse's combined compensation or earned income.

The Annual Contribution Limit is the maximum that can be contributed to all IRAs (Roth and Regular) by an individual in a year. The maximum amount that may be contributed to your Roth IRA is always reduced by any amount that you have contributed to your Regular IRAs for the year.

The maximum amount you or your spouse may contribute to a Roth IRA is limited based on your tax filing status and your (and your spouse's) AGI. You may contribute the maximum contribution to your Roth IRA if you are single and your AGI is less than $105,000. Your ability to contribute to your Roth IRA is phased out at $120,000. You may contribute the maximum contribution to your Roth IRA if you are married filing jointly and your AGI is less than $166,000. Your ability to contribute to your Roth IRA is phased out at $176,000.

Roth IRA contributions must be made by the due date, not including extensions, for filing your tax return. A contribution made between January 1 and the filing due date for your return, must be submitted with written direction that it is being made for the prior tax year or it will be treated as made for the current tax year.

Deductibility of Contributions
Unlike a Regular IRA, contributions to your Roth IRA are not deductible.

Excess Contributions
If you contribute in excess of the maximum contribution limit allowed in any year, the excess contribution could be subject to a 6% excise tax. The excess is taxed in the year the excess contribution is made and each year that the excess remains in your Roth IRA.

If you should contribute more than the maximum amount allowed, you can eliminate the excess contribution as follows:

o You may withdraw the excess contribution and net earnings attributable to it before the due date for filing your federal income tax in the year the excess contribution was made. Any earnings so distributed will be taxable in the year for which the contribution was made and may be subject to the 10% premature distribution tax.

o If you elect not to withdraw an excess contribution, you may apply the excess against the contribution limits in a later year. This is allowed to the extent you under-contribute in the later year. The 6% excise tax will be imposed in the year you make the excess contribution and each subsequent year, until eliminated. To the extent an excess contribution is absorbed in a subsequent year by contributing less than the maximum deduction allowable for that year, the amount absorbed will be deductible in the year applied (provided you are eligible to take a deduction).

Tax on Withdrawals From Your Roth IRA
You can make withdrawals from your Roth IRA at any time and the principal amounts that you contributed are always available to be withdrawn by you tax-free. Withdrawal of amounts considered earnings or growth will also be tax-free if the following qualified distribution requirements are met: 1) the withdrawal must satisfy the five-year holding period and be made either on or after you reach 59 1/2, due to your death or disability, or for qualified first-time homebuyer expenses.

If the requirements for a tax-free withdrawal are not met, a withdrawal consisting of your own prior contribution amounts for your Roth IRA will not be considered taxable in

**See Footnote at bottom of Page B:3

Ameritas Life Insurance Corp.        -B:4-         Tax-Qualified Plan Disclosure
the year you receive it, nor will the 10% penalty apply. A non-qualified withdrawal that is considered earnings on your contributions is includible in your gross income and may be subject to the 10% withdrawal penalty. Also, the 10% premature distribution penalty tax may apply to conversion amounts distributed even though they are not includable in income, if the distribution is made within the 5-taxable-year period beginning on the first day of the individual's taxable year in which the conversion contribution was made.

Required Payments From Your Roth IRA
Unlike a Regular IRA, while you are living, there are no distribution requirements for your Roth IRA.

After your death, if you have begun to receive distributions under an annuity option (not including an interest only option), the remaining Policy value will continue to be distributed to your designated beneficiary according to the terms of the elected options, provided that method satisfies IRC requirements.

If you die before your entire interest in the Policy is distributed, your entire interest in your Roth IRA generally must be distributed no later than the end of the fifth calendar year after your death occurs ("five-year payout rule"). Your designated beneficiary may elect to receive distributions over a period not longer than his or her life expectancy, if the election is made and distributions begin on or before the end of the year following the year of your death. Otherwise, the entire benefit must be paid under the five-year payout rule.

If the designated beneficiary is your surviving spouse, the spouse may elect to treat the Roth IRA as his or her own.

Rollovers and Conversions
You may roll over any amount from an existing Roth IRA to another Roth IRA. Under certain circumstances, you may also convert an existing Regular IRA to a Roth IRA. You can roll over distributions from a Regular IRA to a Roth IRA if your AGI is $100,000 or less and you convert such amounts within 60 days after distribution. Note that contributions to a Roth IRA are not deductible and income limits apply. There may be additional income tax consequences upon such a conversion. You will have excess contributions if the amount you convert to a Roth IRA plus your contributions to all of your IRAs exceed your IRA contribution limits for the year. To avoid the 6% excise tax on excess contributions, you must withdraw the excess contributions plus earnings before your tax return due date or recharacterize the contribution, if permitted. Consult your financial adviser to determine other considerations when converting a Regular IRA to a Roth IRA.

Recharacterization
You may correct an IRA contribution or conversion by recharacterizing your contribution or conversion. For example, you may have converted from a Regular IRA to a Roth IRA and learn later you were not eligible to make the conversion. You may accomplish a recharacterization by making a trustee-to-trustee transfer (including any net income attributable to the contribution) from the first IRA to the second IRA, on or before your tax return due date for reporting the contribution to the first IRA. Once the transfer is made, the election is irrevocable. Recharacterizing a contribution treats it as contributed to the second IRA on the same date as initially contributed to the first IRA. If you elect to recharacterize a contribution, you must report it on your Federal income tax return as made to the second IRA, instead of the first. Consult your tax adviser before recharacterizing a contribution.

GENERAL INFORMATION AND RESTRICTIONS FOR ALL IRAS

Lump Sum Distribution
If you decide to receive the entire value of your IRA Plan in one lump sum, the full amount is taxable when received (except as to non-deductible contributions in a Regular IRA or to "qualified distributions" from a Roth IRA), and is not eligible for the special 5 or 10 year averaging tax rules under IRC Section 402 on lump sum distributions which may be available for other types of Qualified Retirement Plans

Nontransferability

You may not transfer, assign or sell your IRA to anyone (except in the case of transfer incident to divorce).

Nonforfeitability
The value of your IRA belongs to you at all times, without risk of forfeiture.

Loans and Prohibited Transactions
If you engage in a so-called prohibited transaction as defined by the Internal Revenue Code, your IRA will be disqualified and the entire taxable balance in your Regular IRA account, and the amount of earnings or gains in your Roth
IRA account, will be taxed as ordinary income in the year of the transaction. You may also have to pay the 10% penalty tax. For example, IRAs do not permit loans. You may not borrow from your IRA (including Roth IRAs) or pledge it as security for a loan. A loan would disqualify your entire IRA and be treated as a distribution. It would be includable in your taxable income in the year of violation and subject to the 10% penalty tax on premature distributions. A pledge of your IRA as security for a loan would cause a constructive distribution of the portion pledged and also be subject to the 10% penalty tax.

Financial Disclosure
Contributions to your IRA will be invested in a variable annuity policy. The variable annuity policy, its operation, and all related fees and expenses are explained in detail in the prospectus to which this Disclosure Statement is attached.

Ameritas Life Insurance Corp.        -B:5-         Tax-Qualified Plan Disclosure

Growth in the value of your variable annuity policy IRA cannot be guaranteed or projected. The income and expenses of your variable annuity policy will affect the value of your IRA. Dividends from net income earned are reduced by investment advisory fees and also by certain other costs. For an explanation of these fees and other costs, please refer to this prospectus.

STATUS OF OUR IRA PLAN

We may, but are not obligated to, seek IRS approval of your Regular IRA or Roth IRA form. Approval by the IRS is optional to us as the issuer. Approval by the IRS is to form only and does not represent a determination of the merits of the Regular IRA or Roth IRA.

Ameritas Life Insurance Corp.        -B:6-         Tax-Qualified Plan Disclosure

       IMSA

       We are a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for individual life insurance and annuity products. Our membership in IMSA applies to us only and not to our products or affiliates.

                                    THANK YOU
for reviewing this Prospectus. You should also review the series fund prospectuses for those Subaccount variable investment option underlying portfolios you wish to select.

                             IF YOU HAVE QUESTIONS,

 for marketing assistance or other product questions prior to issue, call us at:
                          Ameritas Life Insurance Corp.
                            Telephone: 1-800-255-9678

                   for all other matters, write or call us at:
                          Ameritas Life Insurance Corp.
                                 P.O. BOX 82549
                              Lincoln NE 68501-2549
                                       or
                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                            Telephone: 1-800-255-9678
                               Fax: 1-402-467-7335
                         Interfund Transfer Request Fax:
                                 1-402-467-7923
                          e-mail: direct@ameritas.com



                           REMEMBER, THE CORRECT FORM
is important for us to accurately process your Policy elections and changes. Many can be found on the on-line services section of our Web Site. Or, call us at our toll-free number and we will send you the form you need.

STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS

       A Statement of Additional Information and other information about us and the Policy with the same date as this prospectus is on file with the SEC and is incorporated into this prospectus by reference.

       For a free copy, access it on the SEC's Web Site (www.sec.gov, select "Search for Company Filings," then "Companies," then type in file number 333-122109), or write or call us. Here is the Table of Contents for the Statement of Additional Information:

                                             Begin on
                                              Page
------------------------------------------ -----------

General Information and History                1
Services

------------------------------------------ -----------

Purchase of Securities Being Offered           2
Underwriters
Calculation of Performance
  Standardized Performance Reporting
  Non-Standardized Performance Reporting

------------------------------------------ -----------

Yields                                         3

------------------------------------------ -----------

Other Information                              4
Service Marks and Copyright
Financial Statements

------------------------------------------ -----------


Form 6151 NLVA       Last Page         SEC Registration # 811- 07661, 333-122109

Statement of Additional Information:  May 1, 2009
to accompany Policy Prospectus dated:  May 1, 2009

                                              Ameritas Life Insurance Corp. Logo
Ameritas Advisor Select
No Load Variable Annuity (sm)
Policy Form 6151

Flexible Premium Deferred Variable Annuity Policy
                             Ameritas Life Insurance Corp. Separate Account LLVA



         TABLE OF CONTENTS                        Page

General Information and History....................1
Services

Purchase of Securities Being Offered...............2
Underwriters
Calculation of Performance
    Standardized Performance Reporting
    Non-Standardized Performance Reporting

    Yields.........................................3

Other Information..................................4
Service Marks and Copyright
Financial Statements

This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the Policy prospectus and should be read in conjunction with the prospectus. The Policy prospectus may be obtained from our Service Center by writing us at P.O. Box 81889, Lincoln, Nebraska 68501, by e-mailing us through our Web Site at www.advisorva.com, or by calling us at 1-800-255-9678. Defined terms used in the current prospectus for the Policies are incorporated in this Statement.

                         GENERAL INFORMATION AND HISTORY

Ameritas Life Insurance Corp. Separate Account LLVA is a separate investment account of Ameritas Life Insurance Corp. ("we, us, our, Ameritas"). We are a stock life insurance company organized under the insurance laws of the State of Nebraska in 1887. We are wholly owned by Ameritas Holding Company ("AHC"), a Nebraska stock insurance holding company. AHC is wholly owned by UNIFI Mutual Holding Company ("UNIFI"), a Nebraska mutual insurance holding company. We issue life and health insurance and annuities throughout the United States (except in New York). The UNIFI companies are a diversified family of financial services businesses. Each UNIFI company is solely responsible for its own financial condition and contractual obligations.

                                    SERVICES

The statutory statements of admitted assets, liabilities and surplus of Ameritas Life Insurance Corp., a wholly owned subsidiary of Ameritas Holding Company, as of December 31, 2008 and 2007, and the related statutory statements of operations, changes in surplus, and cash flows for each of the three years in
the period ended December 31, 2008 have been audited by           , independent
auditors, as stated in their report appearing herein and the statements of net assets of each of the subaccounts of Ameritas Life Insurance Corp. Separate Account LLVA as of December 31, 2008, and the related statements of operations for the period then ended, the statements of changes in net assets for each of the periods in the two years then ended and the financial highlights for each of
the periods in the five years then ended, have been audited by           ,
independent registered public accounting firm, as stated in their report appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal
business address of           .

Affiliates of Ameritas provide administrative services to Ameritas relating to policies offered by its separate accounts, including Ameritas Life Insurance Corp. Separate Account LLVA (the "Registrant"). These services are

Policy 6151 NLVA                SAI: 1       Statement of Additional Information
provided under the UNIFI Companies' General Administrative Services Agreement dated January 1, 2006 (the "Agreement"). Under the terms of the Agreement, certain affiliates provided management, administrative, information technology, actuarial, and other services to Ameritas. The Agreement is not an agreement of the Registrant, nor are the services under the Agreement provided to the Registrant. For the services provided to Ameritas relating to the Registrant and its variable annuities under the terms of the Agreement, Ameritas paid the following amounts to the listed affiliates in the last three years:

                                                --------------------------------
AFFILIATE:                               YEAR:     2006       2007       2008
----------------------------------------------- ---------- ---------- ----------
The Union Central Life Insurance Company         $93,221    $210,462   $149,944
----------------------------------------------- ---------- ---------- ----------
Acacia Life Insurance Company                         $0      $2,658     $8,031
--------------------------------------------------------------------------------

All matters of state and federal law pertaining to the Policies have been reviewed by our internal legal staff.

                      PURCHASE OF SECURITIES BEING OFFERED

The Policy will be sold by licensed insurance agents in states where the Policies may be lawfully sold. The agents will be registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 and members of the Financial Industry Regulatory Authority.

                                  UNDERWRITERS

The Policy is offered continuously and is distributed by Ameritas Investment Corp ("AIC"), 5900 "0" Street, Lincoln, Nebraska 68510. We are the direct majority owner of AIC. AIC enters into contracts with various broker-dealers ("Distributors") to distribute Policies.

                                                                       --------------- --------------- ---------------
                                                                YEAR:       2006            2007            2008
---------------------------------------------------------------------- --------------- --------------- ---------------
---------------------------------------------------------------------- --------------- --------------- ---------------
Variable annuity commission we paid to AIC that were paid to other        $1,192,963       $62,507         $59,223
broker-dealers and representatives (not kept by AIC).
---------------------------------------------------------------------- --------------- --------------- ---------------
Variable annuity commission earned and kept by AIC.                         None            None            None
---------------------------------------------------------------------- --------------- --------------- ---------------
Fees we paid to AIC for variable annuity Principal Underwriter            $19,602           None            None
services.
---------------------------------------------------------------------- --------------- --------------- ---------------

                           CALCULATION OF PERFORMANCE

When we advertise performance for a Subaccount (except any Money Market Subaccount), we will include quotations of standardized average annual total return to facilitate comparison with standardized average annual total return advertised by other variable annuity separate accounts. Standardized average annual total return for a Subaccount will be shown for periods beginning on the date the Subaccount first invested in a corresponding series fund portfolio. We will calculate standardized average annual total return according to the standard methods prescribed by rules of the Securities and Exchange Commission ("SEC").

We report average annual total return information via Internet and periodic printed reports. Average annual total return quotations on our Internet Web Site will be current as of the previous Business Day. Printed average annual total return information may be current to the last Business Day of the previous calendar week, month, or quarter preceding the date on which a report is submitted for publication. Both standardized average annual total return quotations and non-standardized total return quotations will cover at least periods of one, five, and ten years, or a period covering the time the Subaccount has been in existence, if it has not been in existence for one of the prescribed periods. If the corresponding series fund portfolio has been in existence for longer than the Subaccount, the non-standardized total return quotations will show the investment performance the Subaccount would have achieved (reduced by the applicable charges) had it been invested in the series fund portfolio for the period quoted; this is referred to as "adjusted historical" performance reporting. Standardized average annual total return is not available for periods before the Subaccount was in existence.

Quotations of standardized average annual total return and non-standardized total return are based on historical earnings and will fluctuate. Any quotation of performance should not be considered a guarantee of future performance. Factors affecting the performance of a Subaccount and its corresponding series fund portfolio include general market conditions, operating expenses and investment management. An Owner's withdrawal value upon surrender of a Policy may be more or less than the premium invested in the Policy.

Policy 6151 NLVA                SAI: 2       Statement of Additional Information

Standardized Performance Reporting
Standardized average annual total return for a specific period is calculated by taking a hypothetical $1,000 investment in a Subaccount at the offering on the first day of the period ("initial investment"), and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value is then divided by the initial investment and expressed as a percentage, carried to at least the nearest hundredth of a percent. Standardized average annual total return is annualized and reflects the deduction of the current mortality and expense fee and the current annual Policy Fee. No deduction is made for premium taxes which may be assessed by certain states.

Non-Standardized Performance Reporting
We may also advertise non-standardized total return. Non-standardized total return may assume: (1) the Policy is not surrendered; (2) the Subaccounts have existed for periods other than those required to be presented; (3) current charges are incurred if they are less than the Policy's guaranteed maximum charges; or (4) may differ from standardized average annual total return in other ways disclosed in the table description. Non-standardized total return may also assume a larger initial investment which more closely approximates the size of a typical Policy. For these reasons, non-standardized total returns for a Subaccount are usually higher than standardized total returns for a Subaccount.

Yields
We may advertise the current annualized yield for a 30-day period for a Subaccount. The annualized yield of a Subaccount refers to the income generated by the Subaccount over a specified 30-day period. Because this yield is annualized, the yield generated by a Subaccount during the 30-day period is assumed to be generated each 30-day period. The yield is computed by dividing the net investment income per Accumulation Unit earned during the period by the price per unit on the last day of the period, according to the following formula:
                           YIELD=2[(a - b +1)(6) - 1]
                                       Cd

Where a=net investment income earned during the period by the portfolio company attributable to shares owned by the Subaccount, b=expenses accrued for the period (net of reimbursements), c=the average daily number of Accumulation Units outstanding during the period, and d=the maximum offering price per Accumulation Unit on the last day of the period. The yield reflects the base Policy mortality and expense risk fee and administrative expense charge. Net investment income will be determined according to rules established by the SEC. The yield assumes an average Policy size of $75,000.

Because of the charges and deductions imposed by the Separate Account, the yield for a Subaccount will be lower than the yield for the corresponding series fund portfolio. The yield on amounts held in the Subaccount normally will fluctuate over time. Therefore, the disclosed yield for any given period is not an indication or representation of future yields or rates of return. A Subaccount's actual yield will be affected by the types and quality of portfolio securities held by the series fund and the series fund's operating expenses.

Any current yield quotations of a money market Subaccount, subject to Rule 482 of the Securities Act of 1933, will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. We may advertise yield for the Subaccount based on different time periods, but we will accompany it with a yield quotation based on a seven-day calendar period. A money market Subaccount's yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing Policy having a balance of one Accumulation Unit at the beginning of the base period, subtracting a hypothetical charge reflecting those Policy deductions stated above, and dividing the net change in Policy value by the value of the Policy at the beginning of the period to obtain a base period return and multiplying the base period return by (365/7). A money market Subaccount's effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current yield quotations of the Subaccount.

A money market Subaccount's yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the series fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the series fund's expenses. Although we determine the Subaccount's yield on the basis of a seven calendar day period, we may use a different time period on occasion. The yield quotes may reflect the expense limitations described in the series fund's prospectus or Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will be maintained for any period of time and there is no guarantee that

Policy 6151 NLVA                SAI: 3       Statement of Additional Information
the net asset values will remain constant. It should be noted that neither a Policy owner's investment in a money market Subaccount nor that Subaccount's investment in the underlying money market series fund portfolio is guaranteed or insured. Yields of other money market funds may not be comparable if a different base or another method of calculation is used. Notwithstanding the preceding statements, Owners will be guaranteed to receive $1.00 net asset value for amounts they had invested in the money market account as of September 19, 2008, subject to the terms of the U.S. Treasury's Temporary Guarantee Program for Money Market Funds.

                                OTHER INFORMATION

A registration statement has been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Policy described in this Statement. Not all information set forth in the registration statement is addressed in the Policy prospectus or this Statement. Statements in the prospectus and this Statement are intended to be summaries. For a complete statement of the terms of the registration, refer to the documents we file with the SEC. They may be accessed on the SEC's Web Site at www.sec.gov, select "Filings" and type in "Ameritas Life" or you may review and copy it (for a fee) at the SEC's Public Reference Room in Washington D.C. (Call the SEC at 1-202-942-8090 for details and public hours.)

                           SERVICE MARKS AND COPYRIGHT

"Ameritas" and the bison symbol are registered service marks of Ameritas Life Insurance Corp. The Policy and Policy prospectus are copyrighted by Ameritas Life Insurance Corp.

                              FINANCIAL STATEMENTS

Our financial statements follow this page of this Statement. They bear only on our ability to meet our obligations under the Policy, and should not be considered as bearing on the investment performance of the assets held in the Separate Account.

                                     SAI:4

                                     PART C

                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

     a) Financial Statements: (to be filed by subsequent amendment)

     The financial statements of the subaccounts of Ameritas Life Insurance Corp. Separate Account LLVA and Ameritas Life Insurance Corp. are filed in Part B. They include:

     Subaccounts of Ameritas Life Insurance Corp. Separate Account LLVA:
         Report of              , independent registered public accounting firm.
         Statements of Net Assets as of December 31, 2008.
         Statements of Operations for the period ended December 31, 2008. Statements of Changes in Net Assets for the periods ended December 31, 2008 and 2007.
         Notes to Financial Statements for the periods ended December 31, 2008 and 2007.

     Ameritas Life Insurance Corp.:
         Report of              , independent auditors.
         Statutory Statements of Admitted Assets, Liabilities, and Surplus as of December 31, 2008 and 2007
         Statutory Statements of Operations for the years ended December 31, 2008, 2007 and 2006.
         Statutory Statements of Changes in Surplus for the years ended
         December 31, 2008, 2007 and 2006.
         Statutory Statements of Cash Flows for the years ended December 31, 2008, 2007 and 2006.
         Notes to the Statutory Financial Statements for the years ended December 31, 2008, 2007 and 2006.

All schedules of Ameritas Life Insurance Corp. for which provision is made in the applicable accounting regulations of the Securities and Exchange Commission are not required under the related instructions, are inapplicable or have been disclosed in the Notes to the Statutory Financial Statements and therefore have been omitted.

There are no financial statements included in Part A or Part C.

Item 24.  Financial Statements and Exhibits

     b)    Exhibits

     Exhibit
     Number     Description of Exhibit
     -------    ----------------------
     (1)        Resolution of Board of Directors of Ameritas Life Insurance
                Corp. Establishing Ameritas Life Insurance Corp.
                Separate Account LLVA. (1)
     (2)        Custody Agreements.  Not applicable.
     (3) (a)    Principal Underwriting Agreement. (2)
     (3) (b)    Form of Selling Agreement. (1)
     (4)        Form of Variable Annuity Contract. (3)
     (5)        Form of Application for Variable Annuity Contract. (4)
     (6) (a)    Certificate of Incorporation of Ameritas Life Insurance Corp.(1)
     (6) (b)    Bylaws of Ameritas Life Insurance Corp. (5)
     (7)        Reinsurance Agreements.  Not Applicable.
     (8) (a)    Participation Agreement - ProFunds.
     (9)        Opinion and consent of Robert G. Lange.
     (10)       Consents of Independent Auditors and Independent Registered
                Public Accounting Firm. Not Applicable
     (11)       Omitted Financial Statements. Not Applicable
     (12)       Initial capital Agreements. Not applicable.
     (13)       Powers of Attorney.  (6 & 7)


Footnotes:
1. Incorporated by reference to the initial registration statement for Ameritas Life Insurance Corp. Separate Account LLVA (File No. 333-05529), filed on June 7, 1996, EX-99.B1, EX-99.B3B, EX-99.B6A.
2. Incorporated by reference to the Pre-Effective Amendment No. 1 for Ameritas Life Insurance Corp. Separate Account LLVA (File No. 333-05529), filed on October 3, 1996, EX-99B3A.
3. Incorporated by reference to the initial registration statement for Ameritas Life Insurance Corp. Separate Account LLVA (File No. 333-122109), filed on January 18, 2005, EX-4.
4. Incorporated by reference to Pre-Effective Amendment No. 1 for Ameritas Life Insurance Corp. Separate Account LLVA (File No. 333-120972), filed on March 22, 2005. EX-99.E.
5. Incorporated by reference to Post-Effective Amendment No. 4 for Ameritas Life Insurance Corp. Separate Account LLVA (File No. 333-05529), filed on February 26, 1999, EX-99(6)(B).
6. Incorporated by reference to Post-Effective Amendment No. 1 for Ameritas Life Insurance Corp. Separate Account LLVA (File No. 333-122109), filed February 28, 2006, EX-24.
7. Incorporated by reference to Post-Effective Amendment No. 5 for Ameritas Life Insurance Corp. Separate Account LLVA (File No. 333-122109), filed April 23, 2008, EX-24.

Item 25.   Directors and Officers of the Depositor

           Name and Principal
           Business Address *               Position and Offices with Depositor
           ------------------               -----------------------------------
           JoAnn M. Martin                  Director, Chair, President & Chief Executive Officer
           James P. Abel                    Director
           William W. Cook, Jr.             Director
           Bert A. Getz                     Director
           James R. Knapp                   Director
           Tonn M. Ostergard                Director
           Paul C. Schorr, III              Director
           Winston J. Wade                  Director
           Kurt Y. Allen                    Senior Vice President & Chief Marketing Officer, Individual & Retirement Plans
           Robert C. Barth                  Senior Vice President & Chief Financial Officer
           Jan M. Connolly                  Senior Vice President & Corporate Secretary
           Nancy A. Dalessio                Senior Vice President & Chief Information Officer
           Raymond M. Gilbertson            Vice President, Corporate Compliance
           Arnold D. Henkel                 Senior Vice President, Individual Distribution
           Dale D. Johnson                  Senior Vice President and Corporate Actuary
           Robert P. Kocher                 Senior Vice President, Strategic Thinking
           Robert G. Lange                  Vice President, General Counsel & Assistant Secretary
           William W. Lester                Senior Vice President, Investments & Treasurer
           Kevin W. O'Toole                 Senior Vice President
           Mitchell F. Politzer             Senior Vice President, Ameritas Advisor
           Robert-John H. Sands             Senior Vice President
           Janet L. Schmidt                 Senior Vice President, Human Resources
           Steven J. Valerius               Senior Vice President, Individual & Retirement Plans
           Kenneth L. VanCleave             President, Group Division

* Principal business address: Ameritas Life Insurance Corp., 5900 "O" Street, Lincoln, Nebraska 68510.

Item 26. Organizations under common control with the depositor include:

Name of Corporation (state where organized)                            Principal Business
UNIFI Mutual Holding Company (NE)......................................mutual insurance holding company

     Ameritas Holding Company (NE).....................................stock insurance holding company

         Acacia Life Insurance Company (DC)............................life insurance company
              Acacia Financial Corporation (MD)........................holding company
                  Acacia Federal Savings Bank (DE).....................federally chartered bank
                      Acacia Service Corp. (VA)........................deposit solicitation
                  Calvert Group, Ltd. (DE).............................holding company
                      Calvert Asset Management Company, Inc. (DE)......asset management services
                      Calvert Shareholder Services, Inc. (DE)..........administrative services
                      Calvert Administrative Services Company (DE).....administrative services
                      Calvert Distributors, Inc. (DE)..................broker-dealer

         Ameritas Life Insurance Corp. (NE)............................life/health insurance company
              Ameritas Investment Corp. (NE)...........................securities broker dealer and investment adviser owned by
                                                                       Ameritas Life Insurance Corp. (80%) and Centralife Annuities
                                                                       Service, Inc. (20%)
              First Ameritas Life Insurance Corp. of New York (NY).....life insurance company
              Pathmark Administrators, Inc. (NE).......................third-party administrator of dental and eye care insurance plans

         The Union Central Life Insurance Company (OH).................life insurance company
              Union Central Mortgage Funding, Inc. (OH)................mortgage loan and servicing
              PBRA, Inc. (CA)..........................................holding company
                  Price, Raffel & Browne Administrators, Inc. (DE)     pension administration services
              Summit Investment Partners, Inc. (OH)....................investment adviser

         Summit Investment Advisors, Inc. (NE).........................investment adviser

Subsidiaries are indicated by indentations. Ownership is 100% by the parent company except as noted.

Item 27. Number of Contract Owners

As of December 31, 2008, there were 541 qualified contracts and 3,351 non-qualified contracts in the Separate Account.


Item 28.     Indemnification

Ameritas Life Insurance Corp.'s By-laws provide as follows:

     "The Corporation shall indemnify any person who was, or is a party, or is threatened to be made a party, to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that he or she is or was a director, officer or employee of the Corporation or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses including attorney's fees, judgments, fines and amounts paid in settlement actually and reasonably incurred in connection with such action, suit or proceeding to the full extent authorized by the laws of Nebraska."

     Section 21-20,103 of the Nebraska Business Corporation Act, in general, allows a corporation to indemnify any director, officer, employee or agent of the corporation against liability incurred by him or her in connection with an action, suit or proceeding, if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interest of the corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his or her conduct was unlawful.

     In a case of a derivative action, no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his or her duty to the corporation, unless a court in which the action was brought shall determine that such person is fairly and reasonably entitled to indemnify for such expenses which the Court shall deem proper.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.      Principal Underwriter

a) Ameritas Investment Corp. ("AIC") which serves as the principal underwriter for the variable annuity contracts issued through Ameritas Life Insurance Corp. Separate Account LLVA, also serves as the principal underwriter for variable annuity contracts issued through Ameritas Variable Separate Account VA-2, Ameritas Variable Separate Account VA, First Ameritas Variable Annuity Separate Account, and Carillon Account and for variable life insurance contracts issued through Ameritas Life Insurance Corp. Separate Account LLVL, Ameritas Variable Separate Account V, Ameritas Variable Separate Account VL, First Ameritas Variable Life Separate Account, and Carillon Life Account.

b) The following table sets forth certain information regarding the officers and directors of the principal underwriter, Ameritas Investment Corp.

     Name and Principal                         Positions and Offices
     Business Address                           and Underwriter
     JoAnn M. Martin*                           Director & Chair
     Salene Hitchcock-Gear*                     Director, President & Chief Executive Officer
     Kent M. Campbell**                         Director
     William W. Lester*                         Director, Vice President & Treasurer
     Billie B. Beavers***                       Senior Vice President
     Cheryl L. Heilman*                         Vice President, Chief Operating Officer
     Robert G. Lange*                           Vice President, Secretary & General Counsel
     Bruce D. Lefler***                         Senior Vice President, Public Finance
     Gregory C. Sernett*                        Vice President, Chief Compliance Officer, and Assistant Secretary

     * Principal business address: Ameritas Investment Corp., 5900 "O" Street, Lincoln, Nebraska 68510.
     ** Principal business address: AVIVA USA, 611 Fifth Avenue, Des Moines, Iowa 50309.
     *** Principal business address: Ameritas Investment Corp., 440 Regency Parkway Drive, Suite 222, Omaha, Nebraska 68114.

c) Commissions Received by Each Principal Underwriter from the Registrant during the Registrant's Last Fiscal Year:

     ----------------------- -------------------- --------------------- -------------------- --------------------
              (1)                    (2)                  (3)                   (4)                  (5)
                              Net Underwriting
       Name of Principal        Discounts and       Compensation on          Brokerage
          Underwriter            Commissions           Redemption           Commissions         Compensation
     ----------------------- -------------------- --------------------- -------------------- --------------------

      Ameritas Investment            $59,223               $0                   $0                   $0
         Corp. ("AIC")

     ----------------------- -------------------- --------------------- -------------------- --------------------

         (2)+(4)+(5) = Gross variable annuity compensation received by AIC.
         (3)= Sales compensation received and paid out by AIC as underwriter; AIC retains 0.
         (4) = Sales compensation received by AIC for retail sales.
         (5) = Sales compensation received by AIC and retained as underwriting fee.

Item 30.  Location of Separate Account and Records

The Books, records and other documents required to be maintained by Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder are maintained at Ameritas Life Insurance Corp., 5900 "O" Street, Lincoln, Nebraska 68510.

Item 31.  Management Services

     Not Applicable.

Item 32.  Undertakings

(a) Registrant undertakes to file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payment under the variable annuity contracts may be accepted.

(b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove and send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

(d) The registrant is relying upon the Division of Investment Management (Division) no-action letter of November 28, 1988 concerning annuities sold in 403 (b) plans and represents that the requirements of the no-action letter have been, are and/or will be complied with.

(e) Ameritas Life Insurance Corp. represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933, the Registrant, Ameritas Life Insurance Corp. Separate Account LLVA, has caused this Post-Effective Amendment No. 6 to Registration Statement Number 333-122109 to be signed on its behalf by the undersigned thereunto duly authorized in the City of Lincoln, County of Lancaster, State of Nebraska on this 24th day of February, 2009.

                 AMERITAS LIFE INSURANCE CORP. SEPARATE ACCOUNT LLVA, Registrant
                                       AMERITAS  LIFE INSURANCE CORP., Depositor



                                         By:      JoAnn M. Martin*
                                            ------------------------
                                                  Chair of the Board

As required by the Securities Act of 1933, this Post-Effective Amendment No. 6 to the Registration Statement has been signed by the following persons in the capacities indicated on February 24, 2009.

     SIGNATURE                              TITLE
     JoAnn M. Martin *                  Director, Chair, President & Chief Executive Officer
     James P. Abel *                    Director
     William W. Cook, Jr. *             Director
     Bert A. Getz *                     Director
     James R. Knapp *                   Director
     Tonn M. Ostergard *                Director
     Paul C. Schorr, III *              Director
     Winston J. Wade *                  Director
     Robert C. Barth *                  Senior Vice President & Chief Financial Officer
     Jan M. Connolly**                  Senior Vice President & Corporate Secretary
     William W. Lester *                Senior Vice President, Investments & Treasurer

     /S/ Robert G. Lange
     ----------------------
     Robert G. Lange                    Vice President, General Counsel & Assistant Secretary

* Signed by Robert G. Lange under Powers of Attorney executed effective as of February 24, 2006.
** Signed by Robert G. Lange under Power of Attorney executed effective as of February 1, 2008.

                                  Exhibit Index

         Exhibit

8        Participation Agreement

9        Opinion and Consent of Counsel